UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 16.0%
Consumer, Non-cyclical - 5.3%
Procter & Gamble Co.	10,977	$789,685
Pfizer, Inc.	24,070	756,038
Altria Group, Inc.	11,086	603,079
UnitedHealth Group, Inc.	5,117	593,623
Coca-Cola Co.	13,055	523,766
PepsiCo, Inc.	5,516	520,159
Gilead Sciences, Inc.	5,194	509,999
AbbVie, Inc.	9,361	509,331
Express Scripts Holding Co.*	5,777	467,706
Danaher Corp.	5,480	466,951
Philip Morris International, Inc.	5,588	443,296
McKesson Corp.	2,355	435,746
General Mills, Inc.	7,750	435,008
Amgen, Inc.	3,046	421,323
Colgate-Palmolive Co.	6,318	400,940
Archer-Daniels-Midland Co.	9,557	396,138
Cardinal Health, Inc.	5,129	394,010
HCA Holdings, Inc.*	4,772	369,162
AmerisourceBergen Corp. — Class A	2,872	272,811
Estee Lauder Companies, Inc. — Class A	3,241	261,484
Kellogg Co.	3,280	218,284
Medtronic plc	3,033	203,029
Johnson & Johnson	2,073	193,515
Anthem, Inc.	1,053	147,420
Allergan plc*	534	145,147
Biogen, Inc.*	485	141,528
Celgene Corp.*	1,201	129,912
Reynolds American, Inc.	2,624	116,164
Aetna, Inc.	970	106,128
Moody's Corp.	1,060	104,092
Total Consumer, Non-cyclical		11,075,474
Industrial - 2.7%
General Electric Co.	28,264	712,817
United Parcel Service, Inc. — Class B	5,187	511,905
United Technologies Corp.	5,716	508,667
TE Connectivity Ltd.	7,224	432,645
Waste Management, Inc.	8,296	413,224
FedEx Corp.	2,839	408,759
Boeing Co.	3,042	398,350
Lockheed Martin Corp.	1,647	341,440
General Dynamics Corp.	2,196	302,938
Raytheon Co.	2,758	301,339
Northrop Grumman Corp.	1,738	288,421
Deere & Co.	2,953	218,522
Union Pacific Corp.	2,438	215,544
Emerson Electric Co.	4,401	194,392
3M Co.	1,218	172,676
Illinois Tool Works, Inc.	1,735	142,808
Eaton Corporation plc	2,262	116,041
Total Industrial		5,680,488
Technology - 2.5%
Apple, Inc.	13,386	1,476,476
Microsoft Corp.	15,450	683,817
Oracle Corp.	16,934	611,656
Accenture plc — Class A	5,202	511,148
International Business Machines Corp.	3,444	499,277
EMC Corp.	18,881	456,165
Hewlett-Packard Co.	16,398	419,953
Intuit, Inc.	3,132	277,965
Texas Instruments, Inc.	5,581	276,371
Skyworks Solutions, Inc.	1,235	103,999
Total Technology		5,316,827
Communications - 1.3%
Cisco Systems, Inc.	24,870	652,837
Comcast Corp. — Class A	10,718	609,640
Google, Inc. — Class C*	843	512,898
Facebook, Inc. — Class A*	3,077	276,622
eBay, Inc.*	9,123	222,966
Walt Disney Co.	1,085	110,887
Amazon.com, Inc.*	213	109,033
AT&T, Inc.	3,315	108,003
Verizon Communications, Inc.	2,400	104,424
Viacom, Inc. — Class B	2,300	99,245
Total Communications		2,806,555
Financial - 1.3%
Citigroup, Inc.	13,321	660,854
Capital One Financial Corp.	5,917	429,100
Prudential Financial, Inc.	5,370	409,248
JPMorgan Chase & Co.	5,849	356,614
Bank of America Corp.	11,239	175,104
MetLife, Inc.	3,428	161,630
Visa, Inc. — Class A	2,297	160,009
Wells Fargo & Co.	2,990	153,537
Berkshire Hathaway, Inc. — Class B*	1,117	145,657
Progressive Corp.	3,665	112,296
Total Financial		2,764,049
Energy - 1.2%
Exxon Mobil Corp.	9,719	722,608
Schlumberger Ltd.	5,789	399,267
Chevron Corp.	4,832	381,148
Occidental Petroleum Corp.	3,926	259,705
Kinder Morgan, Inc.	9,376	259,528
EOG Resources, Inc.	2,405	175,084
Valero Energy Corp.	2,373	142,617
Marathon Petroleum Corp.	2,726	126,296
Halliburton Co.	2,914	103,010
Total Energy		2,569,263
Consumer, Cyclical - 1.1%
CVS Health Corp.	5,894	568,652
Walgreens Boots Alliance, Inc.	6,037	501,675
Ford Motor Co.	35,207	477,759
Delta Air Lines, Inc.	10,192	457,315
Wal-Mart Stores, Inc.	3,340	216,566
Total Consumer, Cyclical		2,221,967
Utilities - 0.3%
NextEra Energy, Inc.	4,566	445,413
Southern Co.	2,524	112,823
Total Utilities		558,236
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	3,838	319,935

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 16.0% (continued)
Basic Materials - 0.3% (continued)
Dow Chemical Co.	2,542	$107,781
Newmont Mining Corp.	6,638	106,673
Total Basic Materials		534,389
Total Common Stocks
(Cost $34,367,119)		33,527,248

MUTUAL FUNDS† - 78.8%
Guggenheim Variable Insurance Strategy Fund III[1]	2,268,045	56,428,968
Guggenheim Strategy Fund II1	2,156,900	53,598,974
Guggenheim Strategy Fund I1	1,499,735	37,313,414
Guggenheim Strategy Fund III[1]	693,407	17,251,958
Total Mutual Funds
(Cost $164,927,385)		164,593,314

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[5]	3,592,412	3,592,412
Total Short Term Investments
(Cost $3,592,412)		3,592,412

	Face Amount
ASSET-BACKED SECURITIES††- 1.8%
Collateralized Loan Obligations - 1.8%
Black Diamond CLO Delaware Corp.
2005-1A, 2.25% due 06/20/17[2,3]	$1,350,000	1,332,361
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.68% due 04/29/19[2,3]	1,000,000	965,108
Brentwood CLO Corp.
2006-1A, 1.12% due 02/01/22[2,3]	600,000	570,504
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.32% due 08/15/23[2,3]	500,000	490,225
NewStar Commercial Loan Trust
2007-1A, 1.62% due 09/30/22[2,3]	500,000	476,214
Total Collateralized Loan Obligations		3,834,412
Total Asset-Backed Securities
(Cost $3,801,555)		3,834,412
Total Investments - 98.3%
(Cost $206,688,471)		$205,547,386
Other Assets & Liabilities, net - 1.7%		3,600,994
Total Net Assets - 100.0%		$209,148,380

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $286,238)	3	$(6,295)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America S&P 500 Index Swap October 2015 S&P 500 Index Swap, Terminating 10/05/15[4] (Notional Value $173,299,988)	90,259	$(4,483,226)

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $3,834,412 (cost $3,801,555), or 1.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[5]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 97.3%
Financial - 27.4%
Wells Fargo & Co.	179,055	$9,194,474
American International Group, Inc.	160,259	9,105,916
JPMorgan Chase & Co.	134,530	8,202,294
Citigroup, Inc.	149,070	7,395,363
Reinsurance Group of America, Inc. — Class A	53,080	4,808,517
Zions Bancorporation	126,430	3,481,882
Allstate Corp.	59,020	3,437,325
Nasdaq, Inc.	56,998	3,039,703
BB&T Corp.	71,800	2,556,080
Legg Mason, Inc.	60,790	2,529,472
Assured Guaranty Ltd.	98,390	2,459,750
Sun Communities, Inc.	34,330	2,326,201
Bank of America Corp.	142,500	2,220,150
Equity Residential REIT	18,710	1,405,495
Simon Property Group REIT, Inc.	7,430	1,365,040
Total Financial		63,527,662
Consumer, Non-cyclical - 20.6%
Johnson & Johnson	58,430	5,454,440
Mondelez International, Inc. — Class A	106,810	4,472,135
UnitedHealth Group, Inc.	36,710	4,258,727
Philip Morris International, Inc.	45,310	3,594,442
Pfizer, Inc.	104,900	3,294,909
Archer-Daniels-Midland Co.	70,150	2,907,718
MasterCard, Inc. — Class A	32,070	2,890,148
Quanta Services, Inc.*	108,170	2,618,796
Medtronic plc	36,750	2,460,045
Campbell Soup Co.	48,400	2,452,912
ADT Corp.	77,820	2,326,818
Sanderson Farms, Inc.	33,630	2,306,009
Zimmer Biomet Holdings, Inc.	24,050	2,259,017
HCA Holdings, Inc.*	27,900	2,158,344
Teva Pharmaceutical Industries Ltd. ADR	37,150	2,097,489
Kraft Heinz Co.	29,293	2,067,500
Total Consumer, Non-cyclical		47,619,449
Industrial - 11.5%
Republic Services, Inc. — Class A	153,560	6,326,672
General Electric Co.	157,600	3,974,672
FLIR Systems, Inc.	124,690	3,490,073
CH Robinson Worldwide, Inc.	34,400	2,331,632
TE Connectivity Ltd.	38,641	2,314,209
WestRock Co.	44,822	2,305,644
Oshkosh Corp.	52,761	1,916,807
Huntington Ingalls Industries, Inc.	17,350	1,859,053
Owens-Illinois, Inc.*	56,080	1,161,978
Caterpillar, Inc.	15,590	1,018,962
Total Industrial		26,699,702
Consumer, Cyclical - 8.7%
Wal-Mart Stores, Inc.	73,170	4,744,343
CVS Health Corp.	46,340	4,470,883
Lear Corp.	33,830	3,680,027
PulteGroup, Inc.	193,370	3,648,892
Kohl's Corp.	56,030	2,594,749
BorgWarner, Inc.	21,350	887,947
Total Consumer, Cyclical		20,026,841
Technology - 8.3%
Computer Sciences Corp.	78,940	4,845,337
Intel Corp.	125,620	3,786,187
Microsoft Corp.	85,490	3,783,787
QUALCOMM, Inc.	56,320	3,026,074
Lam Research Corp.	29,590	1,933,115
NetApp, Inc.	40,330	1,193,768
Stratasys Ltd.*	23,100	611,919
Total Technology		19,180,187
Energy - 7.3%
Exxon Mobil Corp.	66,910	4,974,758
Chevron Corp.	61,000	4,811,680
Whiting Petroleum Corp.*	148,280	2,264,235
Marathon Oil Corp.	72,540	1,117,116
Patterson-UTI Energy, Inc.	82,090	1,078,663
Oasis Petroleum, Inc.*	110,990	963,393
Superior Energy Services, Inc.	51,030	644,509
ConocoPhillips	12,350	592,306
Hess Corp.	10,710	536,143
Total Energy		16,982,803
Communications - 5.9%
Cisco Systems, Inc.	202,470	5,314,837
AT&T, Inc.	84,870	2,765,065
Time Warner, Inc.	39,703	2,729,581
Scripps Networks Interactive, Inc. — Class A	29,510	1,451,597
DigitalGlobe, Inc.*	70,975	1,349,945
Total Communications		13,611,025
Utilities - 4.2%
Edison International	85,420	5,387,439
Public Service Enterprise Group, Inc.	40,655	1,714,015
Ameren Corp.	33,100	1,399,137
Exelon Corp.	39,930	1,185,921
Total Utilities		9,686,512
Basic Materials - 3.4%
Dow Chemical Co.	130,560	5,535,744
Reliance Steel & Aluminum Co.	41,950	2,265,720
Total Basic Materials		7,801,464
Total Common Stocks
(Cost $206,494,046)		225,135,645

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[1]	3,831,435	3,831,435
Total Short Term Investments
(Cost $3,831,435)		3,831,435
Total Investments - 99.0%
(Cost $210,325,481)		$228,967,080
Other Assets & Liabilities, net - 1.0%		2,300,989
Total Net Assets - 100.0%		$231,268,069

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2015.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 15.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[3]	12,635,141	$12,635,141
Total Short Term Investments
(Cost $12,635,141)		12,635,141

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.6%

Federal Home Loan Bank[1]
0.15% due 10/30/15	$5,000,000	4,999,396
0.17% due 11/06/15	3,300,000	3,299,785
0.18% due 11/03/15	1,460,000	1,459,759
Total Federal Home Loan Bank		9,758,940
Farmer Mac[1]
0.11% due 10/01/15	5,000,000	5,000,000
Total Federal Agency Discount Notes
(Cost $14,758,610)		14,758,940

ASSET-BACKED SECURITIES††- 0.1%
Small Business Administration Pools
#503295, 0.75% due 04/25/21[2]	33,947	33,932
#503303, 0.75% due 04/25/21[2]	11,854	11,843
#502353, 1.00% due 09/25/18[2]	10,890	10,898
Total Asset-Backed Securities
(Cost $56,698)		56,673

COMMERCIAL PAPER†† - 67.1%
Landesbank Baden-Wuerttemberg
0.07% due 10/01/15	4,000,000	4,000,000
Banco Santander Chile
0.20% due 10/01/15	4,000,000	4,000,000
Cargill, Inc.
0.09% due 10/06/15	4,000,000	3,999,950
Ricoh Finance Corp.
0.18% due 10/06/15	4,000,000	3,999,900
DCAT LLC
0.34% due 10/05/15	3,000,000	2,999,887
0.35% due 10/01/15	1,000,000	1,000,000
Total DCAT LLC		3,999,887
Koch Resources LLC
0.13% due 10/13/15	4,000,000	3,999,827
Hannover Funding Co. LLC
0.35% due 10/29/15	4,000,000	3,998,911
Intercontinental Exchange, Inc.
0.23% due 11/18/15	4,000,000	3,998,773
Sheffield Receivables Co. LLC
0.27% due 10/19/15	3,000,000	2,999,595
Erste Abwicklungsanstalt
0.27% due 11/10/15	3,000,000	2,999,436
Questar Corp.
0.22% due 10/02/15	2,000,000	1,999,988
Georgia Transmission Corp.
0.20% due 10/06/15	2,000,000	1,999,960
Nordea Bank AB
0.30% due 10/22/15	2,000,000	1,999,873
Bank of Nova Scotia
0.33% due 11/12/15	2,000,000	1,999,745
Coca-Cola Co.
0.30% due 12/18/15	2,000,000	1,999,346
BASF SE
0.41% due 01/07/16	2,000,000	1,998,471
Standard Chartered Bank
0.40% due 01/07/16	2,000,000	1,998,119
Export-Import Bank of Korea
0.62% due 02/09/16	2,000,000	1,997,536
Prudential plc
0.25% due 10/14/15	1,243,000	1,242,928
BMW US Capital LLC
0.16% due 10/13/15	1,120,000	1,119,939
Total Commercial Paper
(Cost $56,347,361)		56,352,184
Total Investments - 99.8%
(Cost $83,797,810)		$83,802,938
Other Assets & Liabilities, net - 0.2%		166,380
Total Net Assets - 100.0%		$83,969,318

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 96.9%
Consumer, Non-cyclical - 30.1%
Johnson & Johnson	28,600	$2,669,810
Pfizer, Inc.	72,200	2,267,802
Roche Holding AG	8,000	2,110,016
Novartis AG	22,700	2,082,697
Merck & Company, Inc.	38,300	1,891,637
Altria Group, Inc.	34,700	1,887,680
Procter & Gamble Co.	26,000	1,870,440
Eli Lilly & Co.	21,500	1,799,335
Dr Pepper Snapple Group, Inc.	19,500	1,541,475
Reynolds American, Inc.	33,300	1,474,191
UnitedHealth Group, Inc.	12,500	1,450,125
Cardinal Health, Inc.	18,200	1,398,124
Kimberly-Clark Corp.	12,500	1,363,000
Anthem, Inc.	9,600	1,344,000
Automatic Data Processing, Inc.	16,500	1,325,940
Baxter International, Inc.	39,200	1,287,720
Aetna, Inc.	11,700	1,280,097
Clorox Co.	11,000	1,270,830
GlaxoSmithKline plc	60,600	1,160,572
Wesfarmers Ltd.	41,000	1,128,554
Sysco Corp.	28,300	1,102,851
AmerisourceBergen Corp. — Class A	10,400	987,896
Otsuka Holdings Company Ltd.	31,100	987,277
Woolworths Ltd.	53,700	936,174
PepsiCo, Inc.	9,400	886,420
Philip Morris International, Inc.	9,900	785,367
Nissin Foods Holdings Company Ltd.	17,000	778,042
Patterson Companies, Inc.	17,500	756,875
Cooper Companies, Inc.	4,900	729,414
Hutchison Port Holdings Trust — Class U	1,248,400	686,620
Seven & i Holdings Company Ltd.	14,800	671,679
Asahi Group Holdings Ltd.	20,000	645,242
Henry Schein, Inc.*	4,500	597,240
Quest Diagnostics, Inc.	7,000	430,290
Gartner, Inc.*	5,000	419,650
Kao Corp.	9,000	405,377
Abbott Laboratories	10,000	402,200
General Mills, Inc.	7,000	392,910
HCA Holdings, Inc.*	5,000	386,800
Unilever plc	9,000	365,691
McKesson Corp.	1,800	333,054
Colgate-Palmolive Co.	3,800	241,148
Total Consumer, Non-cyclical		46,532,262
Financial - 22.7%
Wells Fargo & Co.	44,600	2,290,210
U.S. Bancorp	36,200	1,484,562
Swedbank AB — Class A	64,000	1,413,734
CME Group, Inc. — Class A	14,400	1,335,456
Marsh & McLennan Companies, Inc.	24,700	1,289,834
HSBC Holdings plc*	162,100	1,222,769
Zurich Insurance Group AG*	4,900	1,202,874
New York Community Bancorp, Inc.	65,300	1,179,318
T. Rowe Price Group, Inc.	16,300	1,132,850
M&T Bank Corp.	9,000	1,097,550
Daito Trust Construction Company Ltd.	10,800	1,091,660
Hannover Rueck SE	10,500	1,074,113
Allianz AG	6,700	1,050,092
Nordea Bank AB	92,500	1,029,932
American Capital Agency Corp.	54,600	1,021,020
Everest Re Group Ltd.	5,600	970,704
People's United Financial, Inc.	57,300	901,329
Simon Property Group REIT, Inc.	4,900	900,228
RenaissanceRe Holdings Ltd.	7,900	839,928
DBS Group Holdings Ltd.	73,600	838,415
H&R Real Estate Investment Trust	52,600	810,698
PartnerRe Ltd.	5,600	777,728
First Capital Realty, Inc.	53,300	746,806
ASX Ltd.	26,200	696,534
Insurance Australia Group Ltd.	201,451	684,298
Host Hotels & Resorts REIT, Inc.	37,700	596,037
Federation Centres	296,401	569,982
ACE Ltd.	5,400	558,360
Gjensidige Forsikring ASA	37,800	508,886
Annaly Capital Management, Inc.	51,300	506,331
Suncorp Group Ltd.	56,700	485,085
Hang Seng Bank Ltd.	26,900	483,154
Government Properties Trust, Inc.*	149,400	472,888
Digital Realty Trust, Inc.	7,200	470,304
Admiral Group plc	20,600	467,750
Bendigo & Adelaide Bank Ltd.	59,900	416,612
Bank of Montreal	7,000	381,724
WR Berkley Corp.	7,000	380,590
Swiss Prime Site AG*	5,200	379,967
PNC Financial Services Group, Inc.	4,000	356,800
JPMorgan Chase & Co.	5,700	347,529
Aviva plc	41,528	283,889
Singapore Exchange Ltd.	53,200	262,824
CNP Assurances	18,700	259,336
Total Financial		35,270,690
Consumer, Cyclical - 12.4%
Toyota Motor Corp.	34,200	1,987,480
McDonald's Corp.	17,600	1,734,128
Wal-Mart Stores, Inc.	26,500	1,718,260
Costco Wholesale Corp.	11,000	1,590,270
Mitsui & Company Ltd.	107,700	1,203,550
Sumitomo Corp.	124,500	1,195,648
Marubeni Corp.	243,100	1,183,125
LVMH Moet Hennessy Louis Vuitton SE	6,600	1,122,557
ITOCHU Corp.	103,700	1,087,097
Lawson, Inc.	12,700	932,742
Persimmon plc*	29,900	908,240
Sankyo Company Ltd.	24,200	857,405
Next plc*	7,100	816,814
Mitsubishi Corp.	37,400	609,069
Compass Group plc	35,100	559,115

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Consumer, Cyclical - 12.4% (continued)
InterContinental Hotels Group plc	13,000	$448,968
FamilyMart Company Ltd.	9,000	408,903
Home Depot, Inc.	2,800	323,372
Taylor Wimpey plc*	88,400	261,302
Macy's, Inc.	5,000	256,600
Total Consumer, Cyclical		19,204,645
Communications - 10.2%
AT&T, Inc.	71,000	2,313,180
Verizon Communications, Inc.	44,600	1,940,546
Comcast Corp. — Class A	28,100	1,608,444
Telstra Corp., Ltd.	307,800	1,211,888
Singapore Telecommunications Ltd.	402,300	1,017,772
Elisa Oyj	28,600	965,851
BCE, Inc.	20,600	843,059
Vivendi S.A.*	32,400	765,058
NTT DOCOMO, Inc.	44,300	736,025
Singapore Press Holdings Ltd.*	251,200	677,874
TeliaSonera AB	113,900	612,877
Motorola Solutions, Inc.	8,500	581,230
StarHub Ltd.	231,700	563,379
Shaw Communications, Inc. — Class B	21,200	410,457
SES S.A.	12,600	396,650
Thomson Reuters Corp.	9,000	361,718
TDC A/S	63,300	325,858
Rogers Communications, Inc. — Class B	8,800	303,173
TELUS Corp.	8,700	274,110
Total Communications		15,909,149
Technology - 8.3%
Apple, Inc.	21,600	2,382,480
International Business Machines Corp.	12,900	1,870,113
Canon, Inc.	48,400	1,393,636
Accenture plc — Class A	13,500	1,326,510
Paychex, Inc.	27,600	1,314,588
Fidelity National Information Services, Inc.	18,700	1,254,396
Microsoft Corp.	18,800	832,088
SAP AG	11,400	738,257
Fiserv, Inc.*	7,500	649,575
Oracle Corporation Japan	14,000	588,221
Synopsys, Inc.*	7,000	323,260
Intuit, Inc.	2,600	230,750
Total Technology		12,903,874
Utilities - 7.3%
PPL Corp.	46,200	1,519,518
Southern Co.	31,000	1,385,700
CLP Holdings Ltd.	158,338	1,351,477
Duke Energy Corp.	17,300	1,244,562
Dominion Resources, Inc.	17,600	1,238,688
Osaka Gas Company Ltd.*	267,600	1,010,569
CenterPoint Energy, Inc.	42,000	757,680
AGL Energy Ltd.	64,000	717,325
DTE Energy Co.	8,800	707,256
SCANA Corp.	9,000	506,340
Sempra Energy	4,000	386,880
Fortis, Inc.	9,100	260,257
Consolidated Edison, Inc.	2,000	133,700
Engie	5,900	95,207
Talen Energy Corp.*	1	10
Total Utilities		11,315,169
Industrial - 3.0%
Lockheed Martin Corp.	6,900	1,430,439
Waste Management, Inc.	21,000	1,046,010
MTR Corporation Ltd.	203,500	882,262
Amphenol Corp. — Class A	12,900	657,384
Thermo Fisher Scientific, Inc.	3,700	452,436
Mettler-Toledo International, Inc.*	900	256,266
TNT Express N.V.	89	678
Total Industrial		4,725,475
Energy - 2.5%
Eni SpA	83,800	1,315,740
Exxon Mobil Corp.	14,700	1,092,945
Columbia Pipeline Group, Inc.	35,200	643,808
Royal Dutch Shell plc — Class B	18,800	444,511
TransCanada Corp.	14,000	442,670
Total Energy		3,939,674
Basic Materials - 0.4%
Sherwin-Williams Co.	1,800	401,004
Airgas, Inc.	3,000	267,990
Total Basic Materials		668,994
Total Common Stocks
(Cost $160,627,873)		150,469,932

SHORT TERM INVESTMENTS† - 2.6%
Goldman Sachs Financial Square Treasury Instruments Fund 0.00%[1]	4,070,568	4,070,568
Total Short Term Investments
(Cost $4,070,568)		4,070,568
Total Investments - 99.5%
(Cost $164,698,441)		$154,540,500
Other Assets & Liabilities, net - 0.5%		814,709
Total Net Assets - 100.0%		$155,355,209

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
UNIT INVESTMENT TRUSTS† - 0.1%
Financial - 0.1%
Rescap Liquidating Trust*	9,655	$88,343
Total Unit Investment Trusts
(Cost $487,486)		88,343

PREFERRED STOCKS†† - 1.4%
Financial - 1.0%
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]	13,421	342,236
AgriBank FCB 6.88%[1,3]	1,500	157,781
Woodbourne Capital Trust II 0.02%*,†††,1,3,4	300,000	137,559
Woodbourne Capital Trust I 0.02%*,†††,1,3,4	300,000	137,559
Woodbourne Capital Trust III 0.02%*,†††,1,3,4	300,000	137,559
Woodbourne Capital Trust IV 0.02%*,†††,1,3,4	300,000	137,559
Total Financial		1,050,253
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19††	18,000	445,680
Total Preferred Stocks
(Cost $2,141,321)		1,495,933

MUTUAL FUNDS†,5 - 11.8%
Guggenheim Total Return Bond Fund - Institutional Class	188,787	5,008,515
Guggenheim Limited Duration Fund - Institutional Class	202,822	4,997,523
Guggenheim Strategy Fund I	110,983	2,761,266
Total Mutual Funds
(Cost $12,820,934)		12,767,304

SHORT TERM INVESTMENTS† - 2.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[11]	2,563,546	2,563,546
Total Short Term Investments
(Cost $2,563,546)		2,563,546

	Face Amount
ASSET-BACKED SECURITIES††- 40.7%
Collateralized Loan Obligations - 22.4%
Northwoods Capital VIII Ltd.
2007-8A, 2.29% due 07/28/22[1,4]	$1,750,000	1,749,361
Great Lakes CLO Ltd.
2012-1A, 4.39% due 01/15/23[1,4]	1,000,000	999,978
2014-1A, 3.99% due 04/15/25[1,4]	250,000	248,172
ALM VII R-2 Ltd.
2013-7R2A, 2.89% due 04/24/24[1,4]	1,250,000	1,236,740
Grayson CLO Ltd.
2006-1A, 0.71% due 11/01/21[1,4]	1,250,000	1,155,269
Acis CLO Ltd.
2013-2A, 3.50% due 10/14/22[1,4]	750,000	738,612
2013-1A, 3.24% due 04/18/24[1,4]	400,000	387,326
Northwoods Capital XIV Ltd.
2014-14A, 2.77% due 11/12/25[1,4]	1,000,000	997,066
KKR Financial CLO Ltd.
2007-1A, 2.57% due 05/15/21[1,4]	1,000,000	995,601
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.93% due 10/15/26[1,4]	1,000,000	988,216
Telos CLO Ltd.
2013-3A, 3.29% due 01/17/24[1,4]	1,000,000	966,692
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27[4,6]	1,000,000	933,341
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[4,6]	750,000	559,059
2014-IA, 0.00% due 07/20/25[4,6]	550,000	365,796
Rockwall CDO Ltd.
2007-1A, 0.85% due 08/01/24[1,4]	900,000	823,840
ARES XII CLO Ltd.
2007-12A, 3.58% due 11/25/20[1,4]	750,000	749,988
MCF CLO I LLC
2013-1A, 3.84% due 04/20/23[1,4]	750,000	742,281
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.74% due 10/20/25[1,4]	600,000	588,513
Black Diamond CLO Ltd.
2013-1A, 3.55% due 02/01/23[1,4]	550,000	541,461
KVK CLO Ltd.
2013-1A, 0.00% due 04/14/25[4,6]	900,000	515,737
Dryden XXIII Senior Loan Fund
2014-23A, 3.24% due 07/17/23[1,4]	500,000	502,382
Newstar Trust
2012-2A, 3.53% due 01/20/23[1,4]	500,000	500,875
KKR CLO Trust
2012-1A, 3.59% due 12/15/24[1,4]	500,000	500,053
Cent CLO, LP
2014-16AR, 2.55% due 08/01/24[1,4]	500,000	499,347

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 40.7% (continued)
Collateralized Loan Obligations - 22.4% (continued)
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	$500,000	$498,650
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.82% due 04/28/26[1,4]	300,000	295,479
2014-3A, 3.53% due 04/28/26[1,4]	200,000	194,923
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[1,4]	500,000	481,185
Treman Park CLO Ltd.
2015-1A, 0.00% due 04/20/27[4,6]	500,000	476,050
Eastland CLO Ltd.
2007-1A, 0.70% due 05/01/22[1,4]	400,000	377,541
ICE EM CLO
2007-1A, 1.12% due 08/15/22[1,4]	365,776	356,924
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.85% due 12/20/24[1,4]	350,000	349,971
Newstar Commercial Loan Funding LLC
2013-1A, 4.90% due 09/20/23[1,4]	350,000	332,871
Westwood CDO I Ltd.
2007-1A, 1.00% due 03/25/21[1,4]	300,000	284,561
TICC CLO LLC
2012-1A, 5.08% due 08/25/23[1,4]	250,000	250,033
Golub Capital Partners CLO Ltd.
2013-17A, 4.11% due 10/25/25[1,4]	250,000	249,078
Garrison Funding Ltd.
2013-2A, 3.68% due 09/25/23[1,4]	250,000	248,822
Gallatin CLO VII Ltd.
2014-1A, 3.19% due 07/15/23[1,4]	250,000	247,778
ALM XIV Ltd.
2014-14A, 3.24% due 07/28/26[1,4]	250,000	245,625
Venture CLO Ltd.
2013-14A, 3.08% due 08/28/25[1,4]	250,000	243,377
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.60% due 07/25/25[1,4]	250,000	241,889
Carlyle Global Market Strategies CLO Ltd.
2012-3A, 0.00% due 10/04/24[4,6]	250,000	187,341
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/23[4,6]	300,000	182,319
Keuka Park CLO Ltd.
2013-1A, 0.00% due 10/21/24[4,6]	250,000	175,259
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,4,6]	600,000	112,861
Total Collateralized Loan Obligations		24,318,243
Transport-Aircraft - 8.6%
AASET
2014-1, 5.12% due 12/15/29[1]	1,177,885	1,160,216
2014-1, 7.37% due 12/15/29[1]	706,731	706,731
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,760,664	1,764,362
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,100,260	1,128,626
2013-1, 6.35% due 10/15/38[4]	220,052	225,553
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	744,510	737,214
2014-1, 7.50% due 02/15/29[4]	372,255	369,091
Rise Ltd.
4.74% due 02/12/39	1,036,198	1,043,969
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	958,333	958,408
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	832,795	837,126
AABS Ltd.
4.87% due 01/15/38	416,667	419,250
Total Transport-Aircraft		9,350,546
Residential Mortgage-Backed Securities - 5.0%
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,4]	1,252,156	1,191,069
GSAA Trust
2005-10, 0.84% due 06/25/35[1]	1,050,000	958,294

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 40.7% (continued)
Residential Mortgage-Backed Securities - 5.0% (continued)
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[4]	$732,981	$740,992
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	684,958	685,943
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	600,000	558,836
New Century Home Equity Loan Trust
2005-3, 0.70% due 07/25/35[1]	550,000	494,150
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	350,000	303,120
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	268,390	290,395
GSAA Home Equity Trust
2007-7, 0.46% due 07/25/37[1]	171,538	145,741
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	50,000	44,334
Total Residential Mortgage-Backed Securities		5,412,874
Collateralized Debt Obligations - 3.4%
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/39[1,4]	1,042,950	976,237
Gramercy Real Estate CDO Ltd.
2007-1A, 0.60% due 08/15/56[1,4]	893,021	823,150
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	812,449	752,346
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[2]	665,054	654,184
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,4]	500,000	464,274
Total Collateralized Debt Obligations		3,670,191
Insurance - 0.7%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	705,750	705,679
Financial - 0.6%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.47% due 07/09/17[1]	640,000	623,488
Total Asset-Backed Securities
(Cost $44,453,467)		44,081,021

CORPORATE BONDS††- 16.8%
Financial - 10.9%
Citigroup, Inc.
5.95% due 08/15/20[1,3]	870,000	836,163
5.80% due 11/15/19[1,3]	430,000	423,228
5.87% due 03/27/20[1,3]	305,000	299,663
6.30% due 12/29/49[1,3]	160,000	153,944
Fifth Third Bancorp
5.10% due 06/30/23[1,3]	709,000	648,734
4.90% due 09/30/19[1,3]	500,000	468,750
JPMorgan Chase & Co.
5.00% due 07/01/19[1,3]	1,100,000	1,069,749
Ares Finance Company II LLC
5.25% due 09/01/25[4]	1,000,000	1,017,775
AmTrust Financial Services, Inc.
6.12% due 08/15/23[2]	970,000	1,011,357
SunTrust Banks, Inc.
5.63% due 12/15/19[1,3]	850,000	850,000
Bank of America Corp.
6.10% due 03/17/25[1,3]	750,000	731,249
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	516,811
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4]	500,000	514,349
Morgan Stanley
5.55% due 07/15/70[1,3]	500,000	492,500
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4]	450,000	442,125
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000	427,916
Customers Bank
6.13% due 06/26/291,2,4,[10]	400,000	404,000
Wilton Re Finance LLC
5.87% due 03/30/33[1,4]	375,000	397,173
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	337,798	337,217
ACC Group Housing LLC
6.35% due 07/15/54†††,4	250,000	269,143
CIC Receivables Master Trust
4.89% due 10/07/21†††,2	200,000	201,136
HSBC Holdings plc
6.37% due 12/29/49[1,3]	200,000	191,250

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
CORPORATE BONDS††- 16.8% (continued)
Financial - 10.9% (continued)
Cadence Bank North America
6.25% due 06/28/291,2,4,[10]	$150,000	$150,000
Total Financial		11,854,232
Basic Materials - 1.6%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4,7]	1,100,000	964,796
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	772,912
Total Basic Materials		1,737,708
Technology - 1.2%
Hewlett Packard Enterprise Co.
4.90% due 10/15/25	600,000	598,350
4.40% due 10/15/22	400,000	395,208
CDK Global, Inc.
4.50% due 10/15/24	305,000	307,173
Total Technology		1,300,731
Government - 1.1%
Kenya Government International Bond
6.87% due 06/24/24[4]	700,000	634,200
Dominican Republic International Bond
6.85% due 01/27/45[4]	600,000	577,500
Total Government		1,211,700
Industrial - 1.0%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	710,000	731,655
SBM Baleia Azul
5.50% due 09/15/27†††,2	260,550	195,256
Prosight Global Inc.
7.50% due 11/26/20†††,2	100,000	104,979
Total Industrial		1,031,890
Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	694,980
Communications - 0.4%
Avaya, Inc.
7.00% due 04/01/19[4,7]	537,000	425,573
Total Corporate Bonds
(Cost $18,775,915)		18,256,814

MORTGAGE-BACKED SECURITIES††- 14.5%
Residential Mortgage-Backed Securities - 10.5%
LSTAR Securities Investment Trust
2014-1, 3.29% due 09/01/21[1,4]	1,826,907	1,826,907
2015-1, 2.19% due 01/01/20[1,4]	945,921	932,584
2015-2, 2.19% due 01/01/20[1,4]	705,533	692,127
GCAT LLC
2014-2, 3.72% due 10/25/19[4,8]	2,151,189	2,163,163
HarborView Mortgage Loan Trust
2006-12, 0.41% due 01/19/38[1]	924,242	779,761
2006-14, 0.37% due 01/25/47[1]	898,860	682,162
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[1,4]	1,009,996	939,600
American Home Mortgage Investment Trust
2006-1, 0.59% due 03/25/46[1]	1,117,788	931,984
Luminent Mortgage Trust
2006-2, 0.39% due 02/25/46[1]	1,262,178	930,841
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.04% due 11/25/46[1]	570,271	391,339
2006-8, 4.73% due 10/25/36	315,256	240,928
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	376,304	323,614
Nomura Resecuritization Trust
2012-1R, 0.64% due 08/27/47[1,4]	210,473	198,434
Morgan Stanley Re-REMIC Trust
2010-R5, 0.54% due 06/26/36[1,4]	175,622	132,877
American Home Mortgage Assets Trust
2007-1, 0.90% due 02/25/47[1]	209,631	127,956
JP Morgan Mortgage Trust
2006-A3, 2.59% due 04/25/36[1]	59,563	49,864
Total Residential Mortgage-Backed Securities		11,344,141
Commercial Mortgage-Backed Securities - 3.0%
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	950,000	955,213
2013-HLT, 4.60% due 11/05/30[1,4]	300,000	302,906
Boca Hotel Portfolio Trust
2013-BOCA, 3.26% due 08/15/26[1,4]	1,000,000	997,357

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
MORTGAGE-BACKED SECURITIES††- 14.5% (continued)
Commercial Mortgage-Backed Securities - 3.0% (continued)
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[4]	$1,000,000	$991,677
Total Commercial Mortgage-Backed Securities		3,247,153
Collateralized Debt Obligations - 0.8%
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/46[1,4]	932,451	894,849
Insured - 0.2%
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,4	238,437	264,269
Government Agency - 0.0%
Ginnie Mae
#518436, 7.25% due 09/15/29	9,067	9,594
Fannie Mae
1990-68, 6.95% due 07/25/20	571	609
1990-103, 7.50% due 09/25/20	192	206
Freddie Mac
1990-188, 7.00% due 09/15/21	315	341
Total Government Agency		10,750
Total Mortgage-Backed Securities
(Cost $15,837,635)		15,761,162

MUNICIPAL BONDS††- 8.0%
Florida - 1.7%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[9]	5,600,000	1,332,575
0.00% due 10/01/42[9]	1,500,000	414,915
Total Florida		1,747,490
Illinois - 1.4%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	524,720
5.65% due 12/01/38	400,000	387,900
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds
6.74% due 11/01/40	360,000	402,559
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	251,658
0.00% due 01/01/30[9]	100,000	47,579
Total Illinois		1,614,416
Alabama - 1.2%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/30[9]	1,000,000	470,080
0.00% due 10/01/34[9]	775,000	270,855
0.00% due 10/01/36[9]	875,000	267,391
0.00% due 10/01/35[9]	525,000	171,906
0.00% due 10/01/31[9]	275,000	120,538
0.00% due 10/01/32[9]	250,000	101,023
Total Alabama		1,401,793
New Jersey - 1.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/32[9]	2,650,000	1,137,089
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47[2]	1,000,000	909,180
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28[2]	200,000	194,450
Total Puerto Rico		1,103,630
Michigan - 0.9%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	750,000	934,605
California - 0.7%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[9]	755,000	327,066
0.00% due 08/01/35[9]	490,000	221,803
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	170,000	181,086
Total California		729,955
Total Municipal Bonds
(Cost $8,694,999)		8,668,978

U.S. GOVERNMENT SECURITIES† - 5.8%
U.S. Treasury Notes
2.00% due 08/15/25††,7	5,280,000	5,252,089
U.S. Treasury Bonds
0.00% due 11/15/44††,9	1,229,000	508,992
0.00% due 05/15/44††,9	145,000	60,994
Total U.S. Treasury Bonds		569,986
Mexico Government International Bond
4.60% due 01/23/46††	500,000	445,000
Total U.S. Government Securities
(Cost $6,307,770)		6,267,075

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††- 2.6%
Industrial - 0.7%
Capstone Logistics
5.50% due 10/07/21	$716,196	$711,719
CareCore National LLC
5.50% due 03/05/21	94,629	88,478
Total Industrial		800,197
Consumer, Cyclical - 0.6%
Neiman Marcus Group, Inc.
4.25% due 10/25/20	343,888	336,120
Ollies Bargain Outlet
4.75% due 09/28/19	287,806	286,367
Total Consumer, Cyclical		622,487
Communications - 0.5%
Asurion Corp.
5.00% due 08/04/22	229,425	216,411
5.00% due 05/24/19	223,548	212,874
MergerMarket Ltd.
4.50% due 02/04/21	98,500	96,038
Total Communications		525,323
Financial - 0.3%
Magic Newco, LLC
5.00% due 12/12/18	244,338	244,339
American Stock Transfer & Trust
5.75% due 06/26/20	95,655	94,658
Total Financial		338,997
Technology - 0.3%
Greenway Medical Technologies
6.00% due 11/04/20[2]	343,875	336,998
Consumer, Non-cyclical - 0.2%
NES Global Talent
6.50% due 10/03/19	128,185	119,212
Performance Food Group
6.75% due 11/14/19	98,241	98,200
Total Consumer, Non-cyclical		217,412
Total Senior Floating Rate Interests
(Cost $2,883,311)		2,841,414

	Contracts
OPTIONS PURCHASED† - 0.1%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring December 2015 with strike price of $106.00	452	88,140
Total Options Purchased
(Cost $54,710)		88,140
Total Investments - 104.2%
(Cost $115,021,094)		$112,879,730

OPTIONS WRITTEN† - 0.0%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring December 2015 with strike price of $111.00	452	(18,080)
Total Options Written
(Premiums received $12,186)		(18,080)
Other Assets & Liabilities, net - (4.2)%		(4,506,683)
Total Net Assets - 100.0%		$108,354,967

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[2]	Illiquid security.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $56,018,471 (cost $57,353,449), or 51.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Affiliated issuer — See Note 4.
[6]	Residual interest.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2015.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	Zero coupon rate security.
[10]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $554,000 (cost $550,000) or 0.5% of total net assets — See Note 5.

[11]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 19.6%
Federated U.S. Treasury Cash Reserve Fund 0.00%[6]	10,069,767	$10,069,767
Total Short Term Investments
(Cost $10,069,767)		10,069,767
	Face Amount
SENIOR FLOATING RATE INTERESTS††,5 - 80.3%
Industrial - 19.2%
Gates Global, Inc.
4.25% due 07/05/21	$670,361	633,966
Berry Plastics Corp.
4.00% due 09/16/22	500,000	498,670
Quikrete Holdings, Inc.
4.00% due 09/28/20	500,000	496,460
Pregis Holding I Corp.
4.50% due 05/20/21	496,654	495,000
Transdigm, Inc.
3.50% due 05/16/22	497,620	489,429
Brickman Group Holdings, Inc.
4.00% due 12/18/20	491,759	483,488
GYP Holdings III Corp.
4.75% due 04/01/21	493,750	480,996
Landmark Aviation (US)
4.75% due 10/25/19	458,489	454,477
DAE Aviation
5.25% due 07/07/22	450,000	450,000
Power Borrower, LLC
4.25% due 05/06/20	428,023	422,318
Exopack Holdings SA
4.50% due 05/08/19	422,848	421,262
US Infrastructure Corp.
4.00% due 07/10/20	420,847	416,113
Thermasys Corp.
5.26% due 05/03/19	380,000	368,600
Amber Bidco Foster + Partners
4.28% due 06/30/21†††,1	350,000	344,210
Nord Anglia Education Finance LLC
4.50% due 03/31/21	313,625	307,550
Pro Mach Group, Inc.
4.75% due 10/22/21	299,749	299,600
Mitchell International, Inc.
8.50% due 10/11/21	300,000	298,251
CareCore National LLC
5.50% due 03/05/21	313,320	292,954
Beacon Roofing Supply, Inc.
4.00% due 09/25/22	250,000	249,270
Mast Global
8.75% due 09/12/19†††,1	250,558	248,891
Learning Care Group (US), Inc.
5.00% due 05/05/21	247,621	246,769
Vat Holding AG
4.25% due 02/11/21	195,031	194,179
SI Organization
5.75% due 11/22/19	176,022	175,714
Bioplan USA, Inc.
5.75% due 09/23/21	199,000	170,643
syncreon
5.25% due 10/28/20	196,500	155,972
Doncasters Group Ltd.
9.50% due 10/09/20	135,172	134,497
CEVA Logistics US Holdings
6.50% due 03/19/21	145,869	130,292
NANA Development Corp.
8.00% due 03/15/18[1]	125,000	120,625
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21	105,755	94,461
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21	101,812	90,940
Crosby Worldwide
3.75% due 11/23/20	97,081	83,975
Landmark Aviation (CAD)
4.75% due 10/25/19	18,196	18,037
CEVA Logistics Canada, ULC
6.50% due 03/19/21	18,234	16,286
Total Industrial		9,783,895
Consumer, Cyclical - 13.7%
Acosta, Inc.
4.25% due 09/26/21	597,503	587,046
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	592,973	586,450
Fitness International LLC
5.50% due 07/01/20	592,500	565,097
Ipreo Holdings
4.00% due 08/06/21	496,250	489,119
Sears Holdings Corp.
5.50% due 06/29/18	497,468	488,608
Compucom Systems, Inc.
4.25% due 05/11/20	589,321	471,456
Ceridian Corp.
4.50% due 09/15/20	489,562	462,945
Navistar, Inc.
6.50% due 08/07/20	450,000	438,750
Warner Music Group
3.75% due 07/01/20	446,582	437,334
National Vision, Inc.
4.00% due 03/12/21	447,733	433,929
Smart & Final Stores LLC
4.00% due 11/15/19	414,105	412,552
Party City Holdings, Inc.
4.25% due 08/19/22	350,000	349,038
Packers Holdings
5.00% due 12/02/21	300,000	300,126
Life Time Fitness
4.25% due 06/10/22	274,313	272,883
Talbots, Inc.
5.50% due 03/19/20	248,737	243,969
Sterling Intermidiate Corp.
4.50% due 06/20/22	174,563	173,908
Ollies Bargain Outlet
4.75% due 09/28/19	122,324	121,712
Equinox Fitness
5.00% due 01/31/20	100,000	99,958

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,5- 80.3% (continued)
Consumer, Cyclical - 13.7% (continued)
NPC International, Inc.
4.00% due 12/28/18	$99,485	$98,158
Total Consumer, Cyclical		7,033,038
Financial - 12.6%
HUB International Ltd.
4.00% due 10/02/20	937,765	915,201
National Financial Partners Corp.
4.50% due 07/01/20	745,112	732,072
AssuredPartners
5.00% due 04/02/21	669,124	667,451
York Risk Services
4.75% due 10/01/21	496,241	475,359
Lineage Logistics LLC
4.50% due 04/07/21	492,500	473,416
HDV Holdings
5.75% due 09/17/20[1]	467,650	463,441
Acrisure LLC
5.25% due 05/19/22	448,875	434,287
Fly Leasing Ltd.
3.50% due 08/09/19	371,083	367,606
Hyperion Insurance
5.50% due 04/29/22	348,750	348,314
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[1]	382,116	311,425
American Stock Transfer & Trust
5.75% due 06/26/20	286,965	283,975
Magic Newco, LLC
12.00% due 06/12/19	250,000	271,250
Intertrust Group
8.00% due 04/16/22	200,000	199,500
Corporate Capital Trust
4.00% due 05/20/19	197,000	196,508
Harbourvest
3.25% due 02/04/21	161,882	161,072
Expert Global Solutions
8.50% due 04/03/18	161,981	159,957
Total Financial		6,460,834
Consumer, Non-cyclical - 12.1%
Pharmaceutical Product Development
4.25% due 08/18/22	599,750	592,067
Phillips-Medsize Corp.
4.75% due 06/16/21	592,500	589,538
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	545,972	545,634
DJO Finance LLC
4.25% due 06/07/20	500,000	497,710
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22	497,500	491,843
Performance Food Group
6.75% due 11/14/19	491,843	491,637
Authentic Brands
5.50% due 05/27/21	475,616	472,844
5.50% due 05/27/21[2]	9,429	–
NES Global Talent
6.50% due 10/03/19	428,928	398,903
Dole Food Company, Inc.
4.50% due 11/01/18	350,000	348,863
American Tire Distributors, Inc.
5.25% due 09/01/21	346,134	345,989
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[1]	390,977	322,556
Concordia
4.75% due 04/21/22	300,000	299,376
Endo Luxembourg Finance Co.
3.75% due 06/13/22	300,000	298,782
Pinnacle Foods Corp.
3.00% due 04/29/20	200,000	199,322
Hearthside Foods
4.50% due 06/02/21	148,125	147,014
Physio-Control International, Inc.
5.50% due 06/06/22	100,000	99,188
CTI Foods Holding Co. LLC
8.25% due 06/28/21	80,000	76,800
Total Consumer, Non-cyclical		6,218,066
Communications - 9.4%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	842,989	835,191
Neptune Finco Corp.
5.00% due 09/23/22	500,000	496,750
Univision Communications, Inc.
4.00% due 02/28/20	498,683	495,098
Ziggo BV
3.50% due 01/14/22	EUR 500,000	490,250
Springer Science + Business Media SA
4.75% due 08/14/20	473,062	467,542
Houghton Mifflin Co.
4.00% due 05/31/21	399,000	394,013
Live Nation Worldwide, Inc.
3.50% due 08/14/20	392,000	390,530
Asurion Corp.
5.00% due 05/24/19	188,723	179,711
5.00% due 08/04/22	189,525	178,775
MergerMarket Ltd.
4.50% due 02/04/21	344,750	336,131
Anaren, Inc.
5.50% due 02/18/21	147,375	145,717
9.25% due 08/18/21	100,000	98,000
Virgin Media Bristol LLC
3.50% due 06/30/23	201,996	198,841
Light Tower Fiber LLC
4.00% due 04/13/20	99,745	97,750
Total Communications		4,804,299
Technology - 8.1%
The Active Network, Inc.
5.50% due 11/13/20	723,829	715,989

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 80.3% (continued)
Technology - 8.1% (continued)
Informatica Corp.
4.50% due 08/05/22	$500,000	$496,565
CCC Information Services, Inc.
4.00% due 12/20/19	442,711	439,528
EIG Investors Corp.
5.00% due 11/08/19	390,035	389,711
Greenway Medical Technologies
6.00% due 11/04/20[1]	393,000	385,140
Aspect Software, Inc.
3.75% due 05/09/16	366,355	357,196
Avaya, Inc.
6.25% due 05/29/20	197,645	154,410
6.50% due 03/30/18	161,443	140,052
Advanced Computer Software
6.50% due 03/18/22	248,750	247,922
IMS Health
3.50% due 03/17/21	248,737	247,339
Sparta Holding Corp.
6.50% due 07/28/20†††	198,000	196,408
Telx Group
7.50% due 04/09/21	100,000	99,958
CPI Acquisition, Inc.
6.75% due 08/17/22	100,000	99,000
Flexera Software LLC
8.00% due 04/02/21	100,000	98,125
Infor, Inc.
3.75% due 06/03/20	96,470	93,124
Total Technology		4,160,467
Basic Materials - 3.7%
Univar, Inc.
4.25% due 07/01/22	600,000	587,903
Ennis-Flint
4.25% due 03/31/21[1]	295,500	288,851
7.75% due 09/30/21[1]	100,000	93,000
Royal Adhesives And Sealants
4.50% due 06/19/22	350,000	347,988
INEOS US Finance LLC
4.25% due 03/31/22	198,999	192,781
Atkore International, Inc.
7.75% due 10/08/21[1]	200,000	183,750
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	179,072	120,763
WR Grace & Co.
2.75% due 02/03/21	77,919	77,229
Total Basic Materials		1,892,265
Energy - 0.9%
Cactus Wellhead
7.00% due 07/31/20	544,500	408,375
Floatel International Ltd.
6.00% due 06/26/20	117,557	75,530
Total Energy		483,905
Utilities - 0.6%
Stonewall (Green Energy)
6.50% due 11/12/21	300,000	294,750
Total Senior Floating Rate Interests
(Cost $42,223,998)		41,131,519

ASSET-BACKED SECURITIES††- 6.4%
Collateralized Loan Obligations - 3.8%
Garrison Funding Ltd.
2013-2A, 4.93% due 09/25/23[3,4]	250,000	249,133
ACIS CLO Ltd.
2013-2A, 4.14% due 10/14/22[3,4]	250,000	247,475
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.60% due 07/25/25[3,4]	250,000	241,889
Kingsland III Ltd.
2006-3A, 1.93% due 08/24/21[3,4]	250,000	239,797
Cerberus Onshore II CLO LLC
2014-1A, 4.29% due 10/15/23[3,4]	250,000	239,681
Newstar Commercial Loan Funding LLC
2013-1A, 4.90% due 09/20/23[3,4]	250,000	237,765
ALM XIV Ltd.
2014-14A, 3.74% due 07/28/26[3,4]	250,000	235,892
Kingsland IV Ltd.
2007-4A, 1.74% due 04/16/21[3,4]	250,000	234,868
Total Collateralized Loan Obligations		1,926,500
Collateralized Debt Obligations - 1.9%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.60% due 08/15/56[3,4]	456,011	420,332
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[1]	302,297	297,356
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	249,984	231,491
Total Collateralized Debt Obligations		949,179
Transport-Aircraft - 0.7%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[4]	372,255	368,607
Residential Mortgage-Backed Securities - 0.0%
New Century Home Equity Loan Trust
2004-4, 0.99% due 02/25/35[3]	31,471	25,636
Total Asset-Backed Securities
(Cost $3,182,665)		3,269,922

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
MORTGAGE-BACKED SECURITIES††- 1.2%
Residential Mortgage-Backed Securities - 1.2%
GreenPoint Mortgage Funding Trust
2006-AR1, 0.48% due 02/25/36[3]	$222,801	$180,609
HarborView Mortgage Loan Trust
2006-12, 0.41% due 01/19/38[3]	144,979	122,315
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.36% due 06/25/47[3]	143,223	111,748
Nomura Resecuritization Trust
2012-1R, 0.64% due 08/27/47[3,4]	116,929	110,241
Morgan Stanley Re-REMIC Trust
2010-R5, 0.54% due 06/26/36[3,4]	117,081	88,585
Total Residential Mortgage-Backed Securities		613,498
Total Mortgage-Backed Securities
(Cost $628,524)		613,498

CORPORATE BONDS††- 0.7%
Consumer, Non-cyclical - 0.6%
Tenet Healthcare Corp.
3.84% due 06/15/20[3]	300,000	297,937
Energy - 0.1%
FTS International, Inc.
7.84% due 06/15/20[3,4]	100,000	74,030
Total Corporate Bonds
(Cost $398,878)		371,967
Total Investments - 108.2%
(Cost $56,503,832)		$55,456,673
Other Assets & Liabilities, net - (8.2)%		(4,184,617)
Total Net Assets - 100.0%		$51,272,056

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Security with no rate was unsettled at September 30, 2015.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $3,286,232 (cost $3,267,125), or 6.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[6]	Rate indicated is the 7 day yield as of September 30, 2015.

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 15.6%
Consumer, Non-cyclical - 4.9%
Dr Pepper Snapple Group, Inc.	4,284	$338,650
Mead Johnson Nutrition Co. — Class A	4,780	336,512
Hormel Foods Corp.	5,070	320,981
Whole Foods Market, Inc.	9,550	302,258
AmerisourceBergen Corp. — Class A	2,808	266,732
Clorox Co.	2,241	258,903
Tyson Foods, Inc. — Class A	5,906	254,549
Kellogg Co.	3,783	251,758
Campbell Soup Co.	4,648	235,561
WhiteWave Foods Co. — Class A*	5,857	235,159
Verisk Analytics, Inc. — Class A*	3,144	232,373
Equifax, Inc.	2,362	229,539
Western Union Co.	11,691	214,647
Hershey Co.	2,197	201,860
Mallinckrodt plc*	3,111	198,917
Flowers Foods, Inc.	7,951	196,708
BioMarin Pharmaceutical, Inc.*	1,818	191,472
Church & Dwight Company, Inc.	2,266	190,117
Zoetis, Inc.	4,516	185,969
Brown-Forman Corp. — Class B	1,818	176,164
Incyte Corp.*	1,546	170,570
Ingredion, Inc.	1,915	167,199
Medivation, Inc.*	3,876	164,730
Hain Celestial Group, Inc.*	3,052	157,483
WEX, Inc.*	1,806	156,833
KAR Auction Services, Inc.	4,405	156,378
ConAgra Foods, Inc.	3,840	155,558
Monster Beverage Corp.*	1,138	153,789
Total System Services, Inc.	2,735	124,251
Intuitive Surgical, Inc.*	269	123,627
HealthSouth Corp.	2,863	109,853
Jazz Pharmaceuticals plc*	795	105,584
Charles River Laboratories International, Inc.*	1,620	102,902
Coca-Cola Enterprises, Inc.	1,945	94,041
Cardinal Health, Inc.	1,195	91,800
Avery Dennison Corp.	1,243	70,317
Illumina, Inc.*	363	63,823
Centene Corp.*	1,162	63,015
Total Consumer, Non-cyclical		7,050,582
Industrial - 3.4%
Amphenol Corp. — Class A	6,594	336,030
Rockwell Automation, Inc.	3,045	308,977
Roper Technologies, Inc.	1,633	255,891
J.B. Hunt Transport Services, Inc.	3,503	250,114
Spirit AeroSystems Holdings, Inc. — Class A*	4,953	239,427
AECOM*	8,676	238,677
Ingersoll-Rand plc	4,530	229,989
AO Smith Corp.	3,516	229,208
Middleby Corp.*	2,162	227,421
CH Robinson Worldwide, Inc.	3,303	223,877
Textron, Inc.	5,914	222,603
Parker-Hannifin Corp.	2,254	219,314
TransDigm Group, Inc.*	1,019	216,446
Emerson Electric Co.	4,441	196,159
Flowserve Corp.	4,716	194,016
Stanley Black & Decker, Inc.	1,971	191,148
Huntington Ingalls Industries, Inc.	1,571	168,333
Nordson Corp.	2,559	161,063
Illinois Tool Works, Inc.	1,613	132,766
Zebra Technologies Corp. — Class A*	1,564	119,724
Crown Holdings, Inc.*	2,511	114,878
Northrop Grumman Corp.	669	111,021
Trimble Navigation Ltd.*	6,521	107,075
Ball Corp.	1,129	70,224
Sealed Air Corp.	1,413	66,241
Moog, Inc. — Class A*	1,173	63,424
Total Industrial		4,894,046
Technology - 2.9%
Electronic Arts, Inc.*	5,494	372,218
Skyworks Solutions, Inc.	4,190	352,840
Intuit, Inc.	3,577	317,459
Red Hat, Inc.*	3,454	248,274
Analog Devices, Inc.	4,266	240,645
Micron Technology, Inc.*	15,636	234,227
Cerner Corp.*	3,874	232,285
Dun & Bradstreet Corp.	2,116	222,180
Synaptics, Inc.*	2,553	210,520
Applied Materials, Inc.	13,915	204,411
Take-Two Interactive Software, Inc.*	6,794	195,192
ServiceNow, Inc.*	2,556	177,514
KLA-Tencor Corp.	3,517	175,850
ON Semiconductor Corp.*	17,445	163,983
IHS, Inc. — Class A*	1,310	151,960
Teradata Corp.*	4,941	143,091
PTC, Inc.*	4,209	133,594
Pitney Bowes, Inc.	6,329	125,631
Microsemi Corp.*	3,445	113,065
Verint Systems, Inc.*	2,403	103,689
Fidelity National Information Services, Inc.	1,045	70,099
Total Technology		4,188,727
Communications - 1.7%
Expedia, Inc.	2,547	299,731
LinkedIn Corp. — Class A*	1,569	298,314
Scripps Networks Interactive, Inc. — Class A	5,303	260,854
AMC Networks, Inc. — Class A*	3,177	232,461
Twitter, Inc.*	8,056	217,029
VeriSign, Inc.*	2,559	180,563
DISH Network Corp. — Class A*	2,735	159,560
Discovery Communications, Inc. — Class A*	5,980	155,659
Viacom, Inc. — Class B	3,539	152,708
Sirius XM Holdings, Inc.*	36,211	135,429
CBS Corp. — Class B	3,150	125,685
HomeAway, Inc.*	4,370	115,980
Ciena Corp.*	5,311	110,044

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 15.6% (continued)
Communications - 1.7% (continued)
CommScope Holding Company, Inc.*	3,021	$90,721
Total Communications		2,534,738
Consumer, Cyclical - 1.7%
PACCAR, Inc.	6,474	337,748
Delphi Automotive plc	4,273	324,919
Macy's, Inc.	5,331	273,587
Bed Bath & Beyond, Inc.*	4,674	266,511
Marriott International, Inc. — Class A	3,143	214,353
The Gap, Inc.	6,937	197,705
WW Grainger, Inc.	898	193,079
WABCO Holdings, Inc.*	1,809	189,637
Carter's, Inc.	1,772	160,614
Leggett & Platt, Inc.	3,570	147,263
Dollar Tree, Inc.*	1,929	128,587
Hilton Worldwide Holdings, Inc.	2,716	62,305
Total Consumer, Cyclical		2,496,308
Financial - 0.5%
Alliance Data Systems Corp.*	1,117	289,281
Ameriprise Financial, Inc.	2,623	286,248
CoreLogic, Inc.*	2,749	102,345
Total Financial		677,874
Basic Materials - 0.3%
Valspar Corp.	3,507	252,083
International Paper Co.	3,240	122,440
CF Industries Holdings, Inc.	1,269	56,978
Total Basic Materials		431,501
Energy - 0.2%
Cabot Oil & Gas Corp. — Class A	9,853	215,387
FMC Technologies, Inc.*	2,259	70,029
Marathon Petroleum Corp.	1,082	50,129
Total Energy		335,545
Utilities - 0.0%
Calpine Corp.*	4,573	66,766
Total Common Stocks
(Cost $24,283,892)		22,676,087

MUTUAL FUNDS† - 79.1%
Guggenheim Variable Insurance Strategy Fund III[1]	1,540,003	38,315,264
Guggenheim Strategy Fund II1	1,405,586	34,928,820
Guggenheim Strategy Fund I1	1,079,388	26,855,164
Guggenheim Strategy Fund III[1]	600,853	14,949,215
Total Mutual Funds
(Cost $115,272,996)		115,048,463

SHORT TERM INVESTMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[5]	2,896,462	2,896,462
Total Short Term Investments
(Cost $2,896,462)		2,896,462

	Face Amount
ASSET-BACKED SECURITIES††- 2.0%
Collateralized Loan Obligations - 2.0%
Black Diamond CLO Delaware Corp.
2005-1A, 2.25% due 06/20/17[2,3]	$900,000	888,241
Black Diamond CLO Luxembourg S.A.
2007-1A, 0.68% due 04/29/19[2,3]	700,000	675,575
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.32% due 08/15/23[2,3]	500,000	490,225
NewStar Commercial Loan Trust
2007-1A, 1.62% due 09/30/22[2,3]	500,000	476,214
Brentwood CLO Corp.
2006-1A, 1.12% due 02/01/22[2,3]	400,000	380,336
Total Collateralized Loan Obligations		2,910,591
Total Asset-Backed Securities
(Cost $2,891,636)		2,910,591
Total Investments - 98.7%
(Cost $145,344,986)		$143,531,603
Other Assets & Liabilities, net - 1.3%		1,863,640
Total Net Assets - 100.0%		$145,395,243

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $572,475)	6	$(169)
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $582,715)	7	(337)
December 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,634,520)	12	(818)
(Total Aggregate Value of Contracts $2,789,710)		$(1,324)

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap October 2015 Russell MidCap Growth Index Swap, Terminating 10/05/15[4] (Notional Value $121,439,846)	164,084	$164

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $2,910,591 (cost $2,891,636), or 2.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[5]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
PREFERRED STOCKS†† - 1.0%
Industrial - 0.8%
Seaspan Corp. 6.38% due 04/30/19	11,250	$278,550
Financial - 0.2%
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]	3,067	78,209
Total Preferred Stocks
(Cost $357,925)		356,759

MUTUAL FUNDS†,4 - 33.2%
Guggenheim Limited Duration Fund - Institutional Class	285,339	7,030,753
Guggenheim Strategy Fund I	80,489	2,002,570
Guggenheim Macro Opportunities Fund - Institutional Class	67,749	1,768,238
Guggenheim Floating Rate Strategies Fund - Institutional Class	38,305	992,092
Total Mutual Funds
(Cost $11,920,035)		11,793,653

SHORT TERM INVESTMENTS† - 3.2%
Federated U.S. Treasury Cash Reserve Institutional Share 0.00%[14]	1,203,693	1,203,693
Total Short Term Investments
(Cost $1,203,693)		1,203,693

	Face Amount
ASSET-BACKED SECURITIES††- 25.8%
Collateralized Loan Obligations - 11.9%
LCM X, LP
2014-10AR, 4.04% due 04/15/22[1,5]	$500,000	496,906
Newstar Commercial Loan Funding LLC
2013-1A, 5.65% due 09/20/23[1,5]	250,000	245,041
2014-1A, 5.04% due 04/20/25[1,5]	250,000	241,735
Great Lakes CLO Ltd.
2014-1A, 4.49% due 04/15/25[1,5]	350,000	326,812
Garrison Funding Ltd.
2013-2A, 4.93% due 09/25/23[1,5]	250,000	249,133
COA Summit CLO Limited
2014-1A, 4.14% due 04/20/23[1,5]	250,000	248,509
ACIS CLO Ltd.
2013-2A, 4.14% due 10/14/22[1,5]	250,000	247,475
Black Diamond CLO Delaware Corp.
2005-2A, 2.12% due 01/07/18[1,5]	250,000	244,620
ColumbusNova CLO Ltd.
2007-1A, 1.67% due 05/16/19[1,5]	250,000	244,194
Telos CLO Ltd.
2013-3A, 4.54% due 01/17/24[1,5]	250,000	240,577
Kingsland III Ltd.
2006-3A, 1.93% due 08/24/21[1,5]	250,000	239,797
Cerberus Onshore II CLO LLC
2014-1A, 4.29% due 10/15/23[1,5]	250,000	239,681
KVK CLO Ltd.
2014-1A, 3.22% due 05/15/26[1,5]	250,000	236,562
ALM XIV Ltd.
2014-14A, 3.74% due 07/28/26[1,5]	250,000	235,892
Kingsland IV Ltd.
2007-4A, 1.74% due 04/16/21[1,5]	250,000	234,868
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.53% due 04/28/26[1,5]	150,000	146,192
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[5,6]	250,000	131,763
Total Collateralized Loan Obligations		4,249,757
Residential Mortgage-Backed Securities - 6.1%
LSTAR Securities Investment Trust
2015-6, 2.19% due 05/01/20[1,5]	471,692	463,249
Nationstar HECM Loan Trust
2015-1A, 3.84% due 05/25/18[5]	457,062	460,207
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/37[1,5]	313,039	297,767
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.45% due 04/25/36[1]	300,000	279,418
First Franklin Mortgage Loan Trust
2006-FF1, 0.53% due 01/25/36[1]	250,000	221,668
GreenPoint Mortgage Funding Trust
2005-HE4, 0.90% due 07/25/30[1]	204,374	197,552
GSAA Home Equity Trust
2007-7, 0.46% due 07/25/37[1]	142,948	121,451

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES††- 25.8% (continued)
Residential Mortgage-Backed Securities - 6.1% (continued)
Saxon Asset Securities Trust
2005-4, 0.63% due 11/25/37[1]	$100,000	$86,606
New Century Home Equity Loan Trust
2004-4, 0.99% due 02/25/35[1]	31,471	25,636
Total Residential Mortgage-Backed Securities		2,153,554
Transport-Aircraft - 4.8%
Rise Ltd.
4.74% due 02/12/39	450,521	453,900
AABS Ltd.
4.87% due 01/15/38	416,667	419,250
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29[5]	372,255	368,607
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[5,13]	220,052	225,553
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[5]	219,194	221,342
Total Transport-Aircraft		1,688,652
Collateralized Debt Obligations - 3.0%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.60% due 08/15/56[1,5]	608,015	560,442
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[2]	302,297	297,356
RAIT CRE CDO I Ltd.
2006-1X, 0.53% due 11/20/46	218,736	202,555
Total Collateralized Debt Obligations		1,060,353
Total Asset-Backed Securities
(Cost $9,122,122)		9,152,316

CORPORATE BONDS††- 13.0%
Financial - 7.3%
Citigroup, Inc.
5.95% due 05/15/25[1,3]	292,000	282,048
5.87% due 03/27/20[1,3]	175,000	171,937
5.80% due 11/15/19[1,3]	108,000	106,299
Bank of America Corp.
5.12% due 06/17/19[1,3]	350,000	341,687
6.10% due 03/17/25[1,3]	150,000	146,250
6.25% due 09/05/24[1,3]	50,000	48,875
SunTrust Banks, Inc.
5.63% due 12/15/19[1,3]	450,000	450,000
JPMorgan Chase & Co.
5.00% due 07/01/17[1,3]	200,000	194,499
Fifth Third Bancorp
5.10% due 06/30/23[1,3]	204,000	186,660
Customers Bank
6.13% due 06/26/29[1,2,5,12]	150,000	151,500
Morgan Stanley
5.55% due 07/15/20[1,3]	150,000	147,750
Prosight Global Inc.
7.50% due 11/26/20†††,2	100,000	104,979
Barclays plc
8.25% due 12/29/49[1,3]	100,000	104,155
CIC Receivables Master Trust
4.89% due 10/07/21†††,2	100,000	100,568
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[5]	100,000	95,500
Total Financial		2,632,707
Government - 1.5%
Dominican Republic International Bond
6.85% due 01/27/45[5]	300,000	288,750
Kenya Government International Bond
6.87% due 06/24/24[5]	250,000	226,500
Total Government		515,250
Consumer, Non-cyclical - 1.2%
Vector Group Ltd.
7.75% due 02/15/21[7]	300,000	317,213
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[5]	100,000	105,000
Total Consumer, Non-cyclical		422,213
Consumer, Cyclical - 1.1%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/21[5]	250,000	246,250
Petco Animal Supplies, Inc.
9.25% due 12/01/18[5]	125,000	126,875
Total Consumer, Cyclical		373,125
Diversified - 0.6%
HRG Group, Inc.
7.88% due 07/15/19	193,000	200,238
Basic Materials - 0.4%
TPC Group, Inc.
8.75% due 12/15/20[5]	173,000	147,915
Communications - 0.4%
MDC Partners, Inc.
6.75% due 04/01/20[5]	140,000	138,250
Energy - 0.3%
CONSOL Energy, Inc.
8.00% due 04/01/23[5]	100,000	71,440

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
CORPORATE BONDS††- 13.0% (continued)
Energy - 0.3% (continued)
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[2]	$100,000	$42,000
Total Energy		113,440
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	74,000	76,257
Total Corporate Bonds
(Cost $4,847,346)		4,619,395

MORTGAGE-BACKED SECURITIES††- 11.5%
Residential Mortgage-Backed Securities - 9.1%
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[1,5]	1,009,996	939,599
LSTAR Securities Investment Trust
2014-1, 3.29% due 09/01/21[1,5]	456,727	456,727
2015-3, 2.20% due 03/01/20[1,5]	238,714	234,250
Nomura Resecuritization Trust
2012-1R, 0.64% due 08/27/47[1,5]	280,630	264,578
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.04% due 11/25/46[1]	317,969	218,201
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.40% due 05/25/46[1]	247,964	210,462
Lehman XS Trust Series
2006-16N, 0.38% due 11/25/46[1]	251,563	202,220
American Home Mortgage Assets Trust
2006-4, 0.38% due 10/25/46[1]	275,915	182,866
GreenPoint Mortgage Funding Trust
2006-AR1, 0.48% due 02/25/36[1]	222,801	180,609
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.36% due 06/25/47[1]	214,834	167,621
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	121,891	89,491
Morgan Stanley Re-REMIC Trust
2010-R5, 0.54% due 06/26/36[1,5]	117,081	88,585
Total Residential Mortgage-Backed Securities		3,235,209
Commercial Mortgage-Backed Securities - 1.7%
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[5]	500,000	491,447
Hilton USA Trust
2013-HLT, 4.60% due 11/05/30[1,5]	100,000	100,969
Total Commercial Mortgage-Backed Securities		592,416
Collateralized Debt Obligations - 0.7%
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/46[1,5]	259,014	248,569
Total Mortgage-Backed Securities
(Cost $4,112,227)		4,076,194

SENIOR FLOATING RATE INTERESTS††- 11.3%
Technology - 3.4%
EIG Investors Corp.
5.00% due 11/08/19	243,772	243,570
Avaya, Inc.
6.50% due 03/30/18	161,443	140,052
6.25% due 05/29/20	98,244	76,753
Deltek, Inc.
5.00% due 06/25/22	214,150	213,972
Wall Street Systems
4.50% due 04/30/21	167,391	166,484
The Active Network, Inc.
5.50% due 11/13/20	116,965	115,698
Interactive Data Corp.
4.75% due 04/30/21	98,750	98,349
Greenway Medical Technologies
6.00% due 11/04/20[2]	98,250	96,285
Aspect Software, Inc.
3.75% due 05/09/16	91,589	89,299
Total Technology		1,240,462
Industrial - 2.6%
Power Borrower, LLC
4.25% due 05/06/20	154,733	152,670
8.25% due 11/06/20	125,000	118,750
US Infrastructure Corp.
4.00% due 07/10/20	218,375	215,918
Thermasys Corp.
5.26% due 05/03/19	118,750	115,188
Mitchell International, Inc.
8.50% due 10/11/21	100,000	99,417
Nord Anglia Education Finance LLC
4.50% due 03/31/21	89,750	88,012

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††- 11.3% (continued)
Industrial - 2.6% (continued)
syncreon
5.25% due 10/28/20	$98,250	$77,986
NANA Development Corp.
8.00% due 03/15/18[2]	50,000	48,250
Total Industrial		916,191
Financial - 2.5%
Intertrust Group
8.00% due 04/16/22	100,000	99,750
4.42% due 04/16/21	100,000	99,700
National Financial Partners Corp.
4.50% due 07/01/20	197,509	194,052
American Stock Transfer & Trust
5.75% due 06/26/20	191,310	189,317
Magic Newco, LLC
12.00% due 06/12/19	125,000	135,625
HDV Holdings
5.75% due 09/17/20[2]	119,400	118,325
Expert Global Solutions
8.50% due 04/03/18	34,656	34,223
Total Financial		870,992
Consumer, Cyclical - 1.7%
Ollies Bargain Outlet
4.75% due 09/28/19	290,228	288,776
Men's Wearhouse
4.50% due 06/18/21	125,636	125,716
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21	108,950	106,805
Sears Holdings Corp.
5.50% due 06/29/18	98,250	96,500
Total Consumer, Cyclical		617,797
Consumer, Non-cyclical - 0.8%
Performance Food Group
6.75% due 11/14/19	122,188	122,136
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[2]	97,744	80,639
NES Global Talent
6.50% due 10/03/19	85,786	79,781
Total Consumer, Non-cyclical		282,556
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	99,000	98,084
Total Senior Floating Rate Interests
(Cost $4,133,892)		4,026,082

	Contracts
OPTIONS PURCHASED† - 0.5%
Call options on:
SPDR Gold Shares Expiring September 2016 with strike price of $116.00	93	42,315
iShares 7-10 Year Treasury Bond ETF Expiring December 2015 with strike price of $106.00	163	31,785

	Notional
USD / CNH Expiring August 2016 with strike price of $6.66†††	$800,000	15,910
USD / TWD Expiring September 2016 with strike price of $32.48†††	350,000	13,524
USD / SAR Expiring August 2016 with strike price of $3.78†††	800,000	5,799
USD / U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	2,475,000	3,589
USD / U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	825,000	1,162
Total Call options		114,084
Put options on:
	Contracts
S&P 500 Index Expiring December 2015 with strike price of $965.00	5	44,249
	Notional
Euro/Danish Krone Expiring September 2016 with strike price of $7.44†††	$1,100,000	7,915
Total Put options		52,164
Total Options Purchased
(Cost $175,869)		166,248
Total Investments - 99.5%
(Cost $35,873,109)		$35,394,340

	Contracts
OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring December 2015 with strike price of $111.00	163	(6,520)
SPDR Gold Shares Expiring September 2016 with strike price of $132.00	93	(18,786)
Total Call options		(25,306)
Put options on:
S&P 500 Index Expiring December 2015 with strike price of $820.00	5	(20,050)
Total Options Written
(Premiums received $41,676)		(45,356)
Other Assets & Liabilities, net - 0.4%		172,779
Total Net Assets - 100.0%		$35,521,763

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
OTC CURRENCY SWAP AGREEMENTS††
Bank of America Merrill Lynch December 2015 U.S. Dollar Index Futures Swap, Terminating 12/14/15[8] (Notional Value $771,360)	8	$1,621

OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT†
Bank of America Merrill Lynch December 2015 Japan Government 10 Year Bond Future Index Swap, Terminating 12/10/15[9] (Notional Value $3,707,604)	3	$(11,450)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch January 2016 S&P 500 Homebuilding Index Swap, Terminating 01/13/16[10] (Notional Value $892,232)	1,314	$(25,037)
Bank of America Merrill Lynch January 2016 S&P 1500 Education Services Sub-Industry Index Swap, Terminating 01/13/16[11] (Notional Value $880,413)	20,272	(111,209)
(Total Notional Value $1,772,645)		$(136,246)

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††,1
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ Depreciation
Bank of America Merrill Lynch	Pay	6-Month USD-LIBOR	2.24%	$01/15/26	$2,840,000	$40,868	$40,868
Bank of America Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.03%	$01/15/26	$(2,380,000)	$(2,314)	(2,314)
Bank of America Merrill Lynch	Receive	3-Month USD-LIBOR	2.70%	$07/05/18	$(50,000)	$(3,371)	(3,371)
Bank of America Merrill Lynch	Receive	3-Month USD-LIBOR	1.56%	$07/05/23	$(850,000))	$(14,467)	(14,467)
							$20,716

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[2]	Illiquid security.
[3]	Perpetual maturity.
[4]	Affiliated issuer — See Note 4.
[5]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $11,269,628 (cost $11,420,154), or 31.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Residual interest.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2015.
[8]	Total return based on U.S. Dollar Index +/- financing at a variable rate.
[9]	Total return based on Japan Government Bond 10 year Future Index +/- financing at a variable rate.
[10]	Total return based on S&P 500 Home Building Index +/- financing at a variable rate
[11]	Total return based on S&P 1500 Education Services Sub-Industry Index +/- financing at a variable rate.
[12]	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Tustees. The total market value of 144A or Section 4(a)(2) securities is $151,500 (cost $150,000) or 0.4% of total net assets — See Note 5.
[13]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[14]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 65.7%
SPDR S&P 500 ETF Trust	43,794	$8,392,244
iShares Core U.S. Aggregate Bond ETF	75,729	8,298,384
Vanguard S&P 500 ETF	45,439	7,984,087
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,381	4,107,380
iShares Core S&P Mid-Capital ETF	20,956	2,862,799
iShares MSCI EAFE ETF	38,211	2,190,255
iShares Core S&P 500 ETF	2	385
Total Exchange-Traded Funds
(Cost $28,463,330)		33,835,534

MUTUAL FUNDS†,1 - 31.8%
Guggenheim Variable Insurance Strategy Fund III	489,816	12,186,621
Guggenheim Strategy Fund II	65,886	1,637,275
Guggenheim Strategy Fund I	57,116	1,421,042
Guggenheim Strategy Fund III	45,930	1,142,744
Total Mutual Funds
(Cost $16,452,300)		16,387,682
Total Investments - 97.5%
(Cost $44,915,630)		$50,223,216
Other Assets & Liabilities, net - 2.5%		1,278,717
Total Net Assets - 100.0%		$51,501,933

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $7,725,937)	60	$81,372
December 2015 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,380,938)	20	3,875
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $120,531)	1	14
(Total Aggregate Value of Contracts $12,227,406)		$85,261

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 British Pound Futures Contracts (Aggregate Value of Contracts $283,500)	3	$(851)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $87,974)	1	$165
December 2015 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $116,886)	1	28
December 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $269,961)	1	(409)
October 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $135,178)	1	(2,907)
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,957,788)	31	(33,904)
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,861,840)	17	(68,190)
December 2015 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $5,933,880)	72	(181,886)
(Total Aggregate Value of Contracts $11,363,507)		$(287,103)

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2015 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $99,614)	2	$1,234
October 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $188,836)	2	488
December 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $88,000)	1	134
December 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $91,483)	1	(32)
(Total Aggregate Value of Contracts $467,933)		$1,824

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $419,550)	3	$1,567
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $104,300)	1	(509)
(Total Aggregate Value of Contracts $523,850)		$1,058

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 97.3%
Financial - 28.1%
American International Group, Inc.	65,812	$3,739,437
JPMorgan Chase & Co.	59,300	3,615,520
Wells Fargo & Co.	64,553	3,314,796
Citigroup, Inc.	61,700	3,060,937
Reinsurance Group of America, Inc. — Class A	19,465	1,763,334
Allstate Corp.	20,950	1,220,128
Hanover Insurance Group, Inc.	13,736	1,067,287
Nasdaq, Inc.	19,778	1,054,761
Alleghany Corp.*	2,080	973,669
Legg Mason, Inc.	22,090	919,165
Assured Guaranty Ltd.	36,540	913,500
BB&T Corp.	24,850	884,660
FirstMerit Corp.	44,387	784,319
Bank of America Corp.	48,810	760,460
Zions Bancorporation	22,180	610,837
CubeSmart	21,660	589,369
Popular, Inc.	19,230	581,323
Wintrust Financial Corp.	10,710	572,235
Endurance Specialty Holdings Ltd.	9,330	569,410
Camden Property Trust	7,700	569,031
BioMed Realty Trust, Inc.	27,880	557,043
Sun Communities, Inc.	7,930	537,337
Apartment Investment & Management REIT Co. — Class A	13,120	485,702
Equity Residential REIT	6,370	478,514
Simon Property Group REIT, Inc.	2,530	464,812
Kilroy Realty Corp.	6,870	447,649
Radian Group, Inc.	23,640	376,112
Jones Lang LaSalle, Inc.	2,480	356,550
Fulton Financial Corp.	28,176	340,930
Trustmark Corp.	14,470	335,270
Parkway Properties, Inc.	21,381	332,688
Alexandria Real Estate Equities, Inc.	3,770	319,206
E*TRADE Financial Corp.*	11,610	305,691
Prosperity Bancshares, Inc.	4,430	217,557
Ocwen Financial Corp.*	31,599	212,029
NorthStar Realty Finance Corp.	16,400	202,540
UDR, Inc.	3,610	124,473
Umpqua Holdings Corp.	6,720	109,536
Chatham Lodging Trust	3,910	83,987
Communications Sales & Leasing, Inc.	3,550	63,545
Total Financial		33,915,349
Consumer, Non-cyclical - 21.4%
MEDNAX, Inc.*	34,220	2,627,753
Mondelez International, Inc. — Class A	49,060	2,054,141
Johnson & Johnson	20,740	1,936,078
UnitedHealth Group, Inc.	13,980	1,621,819
Quanta Services, Inc.*	55,870	1,352,613
Philip Morris International, Inc.	16,600	1,316,878
Pfizer, Inc.	39,750	1,248,548
Kraft Heinz Co.	17,500	1,235,150
Archer-Daniels-Midland Co.	25,490	1,056,561
MasterCard, Inc. — Class A	11,100	1,000,332
ADT Corp.	29,110	870,389
Campbell Soup Co.	16,940	858,519
Medtronic plc	12,720	851,477
Zimmer Biomet Holdings, Inc.	8,320	781,498
HCA Holdings, Inc.*	9,480	733,373
Teva Pharmaceutical Industries Ltd. ADR	12,630	713,090
HealthSouth Corp.	16,260	623,896
Navigant Consulting, Inc.*	33,140	527,257
Bunge Ltd.	6,330	463,989
Kindred Healthcare, Inc.	28,934	455,711
Sanderson Farms, Inc.	6,010	412,106
Hologic, Inc.*	9,892	387,074
ICF International, Inc.*	10,850	329,732
Premier, Inc. — Class A*	9,350	321,360
Patterson Companies, Inc.	7,090	306,643
Emergent BioSolutions, Inc.*	10,730	305,698
Darling Ingredients, Inc.*	25,680	288,643
Globus Medical, Inc. — Class A*	12,590	260,109
IPC Healthcare, Inc.*	2,630	204,325
Brookdale Senior Living, Inc. — Class A*	8,220	188,731
Ingredion, Inc.	1,550	135,331
Universal Corp.	2,560	126,899
Surgical Care Affiliates, Inc.*	3,164	103,431
Everi Holdings, Inc.*	15,530	79,669
Total Consumer, Non-cyclical		25,778,823
Industrial - 10.8%
Republic Services, Inc. — Class A	69,780	2,874,936
General Electric Co.	58,200	1,467,804
FLIR Systems, Inc.	44,270	1,239,117
Huntington Ingalls Industries, Inc.	10,737	1,150,470
TE Connectivity Ltd.	14,302	856,546
CH Robinson Worldwide, Inc.	11,710	793,704
Sonoco Products Co.	20,260	764,612
Orbital ATK, Inc.	9,545	685,999
Oshkosh Corp.	18,267	663,640
WestRock Co.	11,936	613,988
Owens-Illinois, Inc.*	25,243	523,035
Gentex Corp.	30,467	472,239
Caterpillar, Inc.	5,680	371,245
Werner Enterprises, Inc.	11,820	296,682
Knight Transportation, Inc.	4,150	99,600
Kirby Corp.*	1,580	97,881
Total Industrial		12,971,498
Technology - 8.8%
Computer Sciences Corp.	38,430	2,358,832
IXYS Corp.	154,085	1,719,589
Microsoft Corp.	29,840	1,320,718
Intel Corp.	42,340	1,276,128
QUALCOMM, Inc.	19,990	1,074,063
Lam Research Corp.	11,260	735,616
Diebold, Inc.	20,450	608,797
NetApp, Inc.	14,690	434,824
Maxwell Technologies, Inc.*	67,170	364,061
Cree, Inc.*	10,930	264,834

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Technology - 8.8% (continued)
Super Micro Computer, Inc.*	8,476	$231,056
KEYW Holding Corp.*	25,085	154,273
ManTech International Corp. — Class A	4,110	105,627
Total Technology		10,648,418
Consumer, Cyclical - 8.7%
Wal-Mart Stores, Inc.	34,000	2,204,559
CVS Health Corp.	16,820	1,622,794
Lear Corp.	12,290	1,336,905
PulteGroup, Inc.	68,900	1,300,143
Kohl's Corp.	20,360	942,872
BorgWarner, Inc.	17,870	743,213
Visteon Corp.*	5,790	586,180
Caleres, Inc.	13,702	418,322
Ryland Group, Inc.	9,290	379,311
JC Penney Company, Inc.*	32,220	299,324
Essendant, Inc.	8,880	287,979
Ascena Retail Group, Inc.*	16,960	235,914
Sonic Automotive, Inc. — Class A	4,780	97,608
Fossil Group, Inc.*	1,690	94,437
Total Consumer, Cyclical		10,549,561
Utilities - 5.6%
Edison International	29,570	1,864,979
Pinnacle West Capital Corp.	13,190	846,007
Ameren Corp.	17,390	735,075
Great Plains Energy, Inc.	23,392	632,052
Westar Energy, Inc.	15,440	593,514
Public Service Enterprise Group, Inc.	13,840	583,494
Exelon Corp.	14,670	435,699
Portland General Electric Co.	10,130	374,506
Black Hills Corp.	8,511	351,845
Avista Corp.	10,450	347,463
Total Utilities		6,764,634
Energy - 5.5%
Chevron Corp.	25,300	1,995,664
Exxon Mobil Corp.	22,960	1,707,076
Whiting Petroleum Corp.*	58,110	887,340
Patterson-UTI Energy, Inc.	47,570	625,070
Marathon Oil Corp.	25,450	391,930
Oasis Petroleum, Inc.*	33,680	292,342
Superior Energy Services, Inc.	16,940	213,952
Rowan Companies plc — Class A	12,440	200,906
ConocoPhillips	3,880	186,085
Hess Corp.	3,370	168,702
Total Energy		6,669,067
Communications - 5.1%
Cisco Systems, Inc.	89,330	2,344,912
AT&T, Inc.	41,170	1,341,318
Time Warner, Inc.	14,286	982,163
DigitalGlobe, Inc.*	28,677	545,437
Scripps Networks Interactive, Inc. — Class A	10,410	512,068
Finisar Corp.*	25,600	284,928
Liquidity Services, Inc.*	19,353	143,019
Total Communications		6,153,845
Basic Materials - 3.3%
Dow Chemical Co.	45,830	1,943,191
Reliance Steel & Aluminum Co.	21,880	1,181,739
Landec Corp.*	24,660	287,782
Royal Gold, Inc.	4,760	223,625
Olin Corp.	11,086	186,356
Stillwater Mining Co.*	9,600	99,168
Intrepid Potash, Inc.*	17,257	95,604
Total Basic Materials		4,017,465
Total Common Stocks
(Cost $107,248,838)		117,468,660

SHORT TERM INVESTMENTS† - 2.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[1]	2,406,202	2,406,202
Total Short Term Investments
(Cost $2,406,202)		2,406,202
Total Investments - 99.3%
(Cost $109,655,040)		$119,874,862
Other Assets & Liabilities, net - 0.7%		866,302
Total Net Assets - 100.0%		$120,741,164

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2015.

ADR ―American Depositary Receipt
plc ― Public Limited Company
REIT ― Real Estate Investment Trust

See Sector Classification in Other Information section.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 1.2%
Technology - 1.1%
Travelport, LLC*,††	53,155	$702,178
Cengage Learning Acquisitions, Inc.*,††	2,107	53,623
Total Technology		755,801
Energy - 0.1%
Stallion Oilfield Holdings Ltd.*,††	19,265	98,252
Diversified - 0.0%
Leucadia National Corp.	247	5,004
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	217
MEDIQ, Inc.*,†††	92	-
Total Consumer, Non-cyclical		217
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,470,315	103
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	45
Chorus Aviation, Inc.	3	12
Total Consumer, Cyclical		57
Communications - 0.0%
Aimia, Inc.	5	44
Financial - 0.0%
Adelphia Recovery Trust*,†††	5,270	1
Total Common Stocks
(Cost $2,050,414)		859,479

PREFERRED STOCKS†† - 2.7%
Financial - 1.5%
Kemper Corp. 7.38% due 02/27/54	39,000	1,026,480
Industrial - 1.2%
Seaspan Corp. 6.38% due 04/30/19	34,000	841,840
U.S. Shipping Corp.*,†††,1	24,529	18,397
Total Industrial		860,237
Total Preferred Stocks
(Cost $2,455,821)		1,886,717

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[8]	1,193,110	1,193,110
Total Short Term Investments
(Cost $1,193,110)		1,193,110

	Face Amount
CORPORATE BONDS††,6- 75.3%
Energy - 13.0%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[2,5]	$1,150,000	1,152,990
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	825,000	561,000
8.00% due 12/01/20	505,000	363,600
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	550,000	511,500
5.63% due 04/15/23	400,000	355,000
CONSOL Energy, Inc.
8.00% due 04/01/23[2]	650,000	464,360
5.88% due 04/15/22	450,000	302,625
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[1]	825,000	346,500
9.25% due 08/15/21[1]	775,000	325,500
Antero Resources Corp.
5.63% due 06/01/23	350,000	307,125
5.13% due 12/01/22	256,000	220,160
5.38% due 11/01/21	100,000	88,000
Unit Corp.
6.63% due 05/15/21	700,000	573,999
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	350,000	301,000
6.38% due 06/15/23	350,000	258,342
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	637,813	521,412
Comstock Resources, Inc.
10.00% due 03/15/20[2,5]	750,000	521,250
Ultra Resources, Inc.
4.51% due 10/12/20†††,1	600,000	435,438
SandRidge Energy, Inc.
8.75% due 06/01/20[2]	650,000	394,062
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	750,000	268,125
8.62% due 10/15/20	250,000	110,000
FTS International, Inc.
7.84% due 06/15/20[2,3]	250,000	185,074
6.25% due 05/01/22	350,000	108,500
Gibson Energy, Inc.
6.75% due 07/15/21[2]	289,000	277,801
TerraForm Power Operating LLC
6.13% due 06/15/25[2]	125,000	108,125
IronGate Energy Services LLC
11.00% due 07/01/18[7]	155,000	98,425
Ultra Petroleum Corp.
5.75% due 12/15/18[2]	100,000	72,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[7]	173,733	36,484
SemGroup, LP
8.75% due 11/15/15†††,1,9	1,700,000	2
Total Energy		9,268,399
Financial - 10.3%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[2]	700,000	654,499
7.38% due 04/01/20[2]	405,000	390,339

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
CORPORATE BONDS††,6- 75.3% (continued)
Financial - 10.3% (continued)
Citigroup, Inc.
6.30%[3,4]	$650,000	$625,398
5.95%[3,4]	150,000	141,375
Kennedy-Wilson, Inc.
5.88% due 04/01/24	570,000	557,175
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	550,000	553,437
JPMorgan Chase & Co.
5.30%[3,4]	500,000	491,250
Wilton Re Finance LLC
5.87% due 03/30/33[2,3]	400,000	423,651
National Financial Partners Corp.
9.00% due 07/15/21[2]	400,000	386,000
DuPont Fabros Technology, LP
5.63% due 06/15/23	350,000	351,750
EPR Properties
5.75% due 08/15/22[5]	300,000	318,215
Majid AL Futtaim Holding
7.12% due 12/31/49[4]	300,000	309,750
Digital Delta Holdings LLC
4.75% due 10/01/25	300,000	304,286
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[2]	GBP 200,000	295,651
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[2]	300,000	286,500
Compass Bank
3.88% due 04/10/25	300,000	279,660
NewStar Financial, Inc.
7.25% due 05/01/20[2]	250,000	248,750
Hospitality Properties Trust
4.50% due 03/15/25	250,000	244,963
Greystar Real Estate Partners LLC
8.25% due 12/01/22[2]	200,000	209,000
Quicken Loans, Inc.
5.75% due 05/01/25[2]	150,000	140,813
Iron Mountain, Inc.
6.00% due 10/01/20[2]	90,000	90,873
Total Financial		7,303,335
Consumer, Cyclical - 10.0%
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[2]	1,050,000	1,115,625
WMG Acquisition Corp.
6.75% due 04/15/22[2]	1,150,000	1,081,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	600,000	546,000
6.75% due 01/15/22	300,000	279,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	700,000	717,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[2]	800,000	686,000
Hanesbrands, Inc.
6.38% due 12/15/20	650,000	672,750
VWR Funding, Inc.
4.62% due 04/15/22	EUR 350,000	368,841
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	350,000	323,750
Wyndham Worldwide Corp.
5.10% due 10/01/25	300,000	304,153
Nathan's Famous, Inc.
10.00% due 03/15/20[2]	250,000	261,875
Petco Animal Supplies, Inc.
9.25% due 12/01/18[2]	200,000	203,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.87% due 05/15/21[2]	200,000	197,000
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	150,000	157,875
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20	125,000	130,000
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	50,000	46,625
Total Consumer, Cyclical		7,090,994
Communications - 9.8%
MDC Partners, Inc.
6.75% due 04/01/20[2,5]	1,100,000	1,086,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	700,000	764,750
DISH DBS Corp.
5.87% due 11/15/24	400,000	339,750
5.88% due 07/15/22	200,000	177,000
CSC Holdings LLC
5.25% due 06/01/24[5]	650,000	512,687
Level 3 Financing, Inc.
5.38% due 05/01/25	500,000	474,685
Virgin Media Secured Finance plc
5.25% due 01/15/26[2]	500,000	460,000
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	450,000	432,000
Neptune Finco Corp.
6.63% due 10/15/25[2]	300,000	301,500
CCO Safari II LLC
4.46% due 07/23/22	300,000	300,158

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
CORPORATE BONDS††,6- 75.3% (continued)
Communications - 9.8% (continued)
Cogent Communications Group, Inc.
5.37% due 03/01/22[2]	$300,000	$290,250
Altice US Finance I Corp.
5.38% due 07/15/23[2]	300,000	288,000
UPCB Finance IV Ltd.
5.38% due 01/15/25[2]	300,000	282,000
TIBCO Software, Inc.
11.38% due 12/01/21[2]	250,000	249,375
CenturyLink, Inc.
5.63% due 04/01/25	300,000	238,500
Avaya, Inc.
7.00% due 04/01/19[2]	300,000	237,750
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[2]	200,000	199,250
Sprint Corp.
7.63% due 02/15/25	250,000	193,594
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[2]	CAD 150,000	111,829
Total Communications		6,939,328
Consumer, Non-cyclical - 9.5%
ADT Corp.
6.25% due 10/15/21[5]	800,000	824,999
3.50% due 07/15/22	400,000	354,000
Vector Group Ltd.
7.75% due 02/15/21[5]	1,100,000	1,163,113
Central Garden & Pet Co.
8.25% due 03/01/18[5]	1,094,000	1,109,043
Valeant Pharmaceuticals International, Inc.
5.50% due 03/01/23[2]	550,000	522,500
5.37% due 03/15/20[2]	250,000	242,969
Bumble Bee Holdco SCA
9.63% due 03/15/18[2]	734,000	743,175
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[2]	600,000	585,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[2]	450,000	472,500
US Foods, Inc.
8.50% due 06/30/19	350,000	362,250
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[2]	175,000	170,188
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	100,000	102,000
Tempur Sealy International, Inc.
5.63% due 10/15/23[2]	75,000	75,281
Total Consumer, Non-cyclical		6,727,018
Technology - 8.4%
Epicor Software
9.24% due 06/21/23†††	1,150,000	1,115,500
Open Text Corp.
5.63% due 01/15/23[2]	950,000	942,282
NCR Corp.
6.38% due 12/15/23	650,000	637,000
5.88% due 12/15/21	250,000	245,000
Micron Technology, Inc.
5.25% due 08/01/23	950,000	873,810
Aspect Software, Inc.
10.63% due 05/15/17[1]	675,000	570,375
Infor US, Inc.
6.50% due 05/15/22[5]	450,000	412,875
Audatex North America, Inc.
6.13% due 11/01/23[2]	400,000	402,000
Lock AS
7.00% due 08/15/21	EUR 250,000	291,993
Moto Finance plc
6.37% due 09/01/20	GBP 150,000	229,657
Applied Materials, Inc.
3.90% due 10/01/25	200,000	199,324
Total Technology		5,919,816
Industrial - 5.4%
CEVA Group plc
7.00% due 03/01/21[2]	650,000	575,250
BMBG Bond Finance SCA
4.98% due 10/15/20[2,3]	EUR 500,000	558,753
Interoute Finco plc
7.38% due 10/15/20	EUR 450,000	496,662
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.88% due 08/15/19	450,000	468,000
Orbital ATK, Inc.
5.50% due 10/01/23	300,000	300,750
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[2]	300,000	297,000
Anixter, Inc.
5.50% due 03/01/23	300,000	295,500
LMI Aerospace, Inc.
7.38% due 07/15/19	300,000	289,500
Actuant Corp.
5.63% due 06/15/22	250,000	249,375
Building Materials Corporation of America
6.00% due 10/15/25[2]	150,000	151,500
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.
6.00% due 10/15/22	150,000	150,375
Total Industrial		3,832,665
Utilities - 4.2%
Elwood Energy LLC
8.16% due 07/05/26[1]	994,425	1,098,840
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[2]	750,000	778,125

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
CORPORATE BONDS††,6- 75.3% (continued)
Utilities - 4.2% (continued)
AES Corp.
5.50% due 03/15/24	$600,000	$531,900
4.88% due 05/15/23	250,000	219,375
Terraform Global Operating LLC
9.75% due 08/15/22[2]	450,000	361,125
Total Utilities		2,989,365
Diversified - 2.5%
Opal Acquisition, Inc.
8.88% due 12/15/21[2,5]	1,250,000	1,176,563
HRG Group, Inc.
7.88% due 07/15/19	598,000	620,425
Total Diversified		1,796,988
Basic Materials - 2.2%
TPC Group, Inc.
8.75% due 12/15/20[2]	830,000	709,650
Eldorado Gold Corp.
6.13% due 12/15/20[2]	665,000	578,550
Cascades, Inc.
5.75% due 07/15/23[2]	150,000	143,250
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	355,511	110,208
1.00% due 09/10/44†††,1	7,799	–
Total Basic Materials		1,541,658
Total Corporate Bonds
(Cost $59,549,907)		53,409,566

SENIOR FLOATING RATE INTERESTS††,6- 27.5%
Industrial - 6.5%
Flakt Woods
2.63% due 03/20/17†††,1	EUR 1,566,523	1,725,396
Mitchell International, Inc.
8.50% due 10/11/21	600,000	596,502
SIRVA Worldwide, Inc.
7.50% due 03/27/19	569,476	562,358
Mast Global
8.75% due 09/12/19†††,1	501,116	497,783
Hardware Holdings LLC
6.75% due 03/30/20†††,1	346,500	337,838
DAE Aviation
5.25% due 07/07/22	300,000	300,000
CPM Holdings, Inc.
6.00% due 04/11/22	299,250	299,498
Ceva Logistics US Holdings
6.50% due 03/19/21	91,168	81,432
NANA Development Corp.
8.00% due 03/15/18[1]	75,000	72,375
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	66,097	59,038
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	63,633	56,837
Ceva Logistics Canada, ULC
6.50% due 03/19/21	11,396	10,179
Total Industrial		4,599,236
Technology - 5.3%
Greenway Medical Technologies
9.25% due 11/04/21[1]	500,000	485,000
6.00% due 11/04/20[1]	393,000	385,140
Sparta Holding Corp.
6.50% due 07/28/20†††	693,000	687,426
TIBCO Software, Inc.
6.50% due 12/04/20	597,000	591,030
Advanced Computer Software
6.50% due 03/18/22	348,250	347,090
10.50% due 01/31/23	200,000	192,250
Avaya, Inc.
6.50% due 03/30/18	418,541	363,084
Flexera Software LLC
8.00% due 04/02/21	250,000	245,313
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	245,625	244,397
First Data Corp.
3.70% due 09/24/18	200,000	197,900
Total Technology		3,738,630
Consumer, Cyclical - 5.0%
GCA Services Group, Inc.
9.25% due 11/02/20	1,200,000	1,188,000
Sky Bet
6.08% due 02/25/22	GBP 600,000	907,774
Mavis Tire
6.25% due 10/31/20†††,1	498,750	491,614
BBB Industries, LLC
4.41% due 11/04/19[1]	323,286	286,429
Navistar, Inc.
6.50% due 08/07/20	250,000	243,750
Sears Holdings Corp.
5.50% due 06/29/18	198,987	195,443
National Vision, Inc.
4.00% due 03/12/21	198,992	192,858
Total Consumer, Cyclical		3,505,868
Consumer, Non-cyclical - 4.2%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	709,000	706,340
NES Global Talent
6.50% due 10/03/19	600,500	558,465
IHC Holding Corp.
7.00% due 04/30/21†††,1	548,625	540,967
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]	530,000	318,000
CTI Foods Holding Co. LLC
8.25% due 06/28/21	300,000	288,000
Performance Food Group
6.75% due 11/14/19	244,375	244,272
American Seafoods
6.00% due 08/19/21[1]	200,000	197,000
Taxware Holdings
7.50% due 04/01/22†††,1	149,625	148,233
Total Consumer, Non-cyclical		3,001,277
Financial - 3.5%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[1]	935,455	701,590
Intertrust Group
8.00% due 04/16/22	400,000	399,000
York Risk Services
4.75% due 10/01/21	377,143	361,273
Safe-Guard
6.25% due 08/19/21	321,500	321,902
Expert Global Solutions
8.50% due 04/03/18	271,984	268,584
Transunion Holding Co.
3.50% due 04/09/21	248,111	245,320

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6- 27.5% (continued)
Financial - 3.5% (continued)
Trademonster
7.25% due 08/29/19†††,1	$198,000	$197,227
Total Financial		2,494,896
Communications - 2.4%
Cartrawler
4.25% due 04/29/21	EUR 550,000	614,628
Anaren, Inc.
9.25% due 08/18/21	500,000	490,000
MergerMarket Ltd.
4.50% due 02/04/21	344,750	336,131
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	247,500	245,211
Total Communications		1,685,970
Basic Materials - 0.5%
Atkore International, Inc.
7.75% due 10/08/21[1]	400,000	367,500
Energy - 0.1%
FTS International
5.75% due 04/16/21	198,182	60,049
Total Senior Floating Rate Interests
(Cost $20,695,745)		19,453,426

SENIOR FIXED RATE INTERESTS††- 1.2%
Financial - 1.1%
Magic Newco, LLC
12.00% due 06/12/19	700,000	759,500
Industrial - 0.1%
OneSky
7.50% due 06/03/19†††,1	101,506	104,551
Total Senior Fixed Rate Interests
(Cost $866,605)		864,051

MORTGAGE-BACKED SECURITIES††- 0.5%
Collateralized Debt Obligations - 0.5%
SRERS Funding Ltd.
2011-RS, 0.44% due 05/09/46[2,3]	388,521	372,854
Total Mortgage-Backed Securities
(Cost $362,951)		372,854
Total Investments - 110.1%
(Cost $87,174,553)		$78,039,203
Other Assets & Liabilities, net - (10.1)%		(7,147,839)
Total Net Assets - 100.0%		$70,891,364

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at September 30, 2015	Net Unrealized Appreciation/ Depreciation
BNY Mellon	(951,000)	GBP	10/07/15	$1,443,328	$1,438,595	$4,733
BNY Mellon	(150,000)	CAD	10/07/15	113,283	112,397	886
BNY Mellon	122,000	AUD	10/07/15	(85,459)	(85,593)	134
BNY Mellon	(122,000)	AUD	10/07/15	84,566	85,593	(1,027)
BNY Mellon	(3,600,000)	EUR	10/07/15	3,996,558	4,023,703	(27,145)
						$(22,419)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $27,949,021 (cost $30,061,912), or 39.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Perpetual maturity.
[5]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[6]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[7]	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $134,909 (cost $258,353), or 0.2% of total net assets — See Note 5.
[8]	Rate indicated is the 7 day yield as of September 30, 2015.
[9]	Security is in default of interest and/or principal obligations.

plc ― Public Limited Company
REIT ― Real Estate Investment Trust

See Sector Classification in Other Information section.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 95.2%
Financial - 34.3%
Endurance Specialty Holdings Ltd.	44,160	$2,695,085
CubeSmart	90,686	2,467,566
Hanover Insurance Group, Inc.	31,389	2,438,925
Berkshire Hills Bancorp, Inc.	84,460	2,326,028
Apartment Investment & Management REIT Co. — Class A	59,190	2,191,214
Navigators Group, Inc.*	24,860	1,938,583
Sun Communities, Inc.	25,455	1,724,831
Horace Mann Educators Corp.	49,410	1,641,400
Camden Property Trust	21,480	1,587,372
Wintrust Financial Corp.	25,540	1,364,603
BioMed Realty Trust, Inc.	64,130	1,281,317
Argo Group International Holdings Ltd.	22,090	1,250,073
Chatham Lodging Trust	55,800	1,198,584
Cathay General Bancorp	35,000	1,048,600
1st Source Corp.	29,393	905,304
Radian Group, Inc.	53,550	851,981
Fulton Financial Corp.	63,219	764,950
Acacia Research Corp.	82,270	747,012
Parkway Properties, Inc.	34,519	537,116
Prosperity Bancshares, Inc.	9,790	480,787
NorthStar Realty Finance Corp.	35,900	443,365
Trustmark Corp.	12,920	299,356
Umpqua Holdings Corp.	14,860	242,218
Communications Sales & Leasing, Inc.	9,690	173,451
Total Financial		30,599,721
Consumer, Non-cyclical - 20.2%
Emergent BioSolutions, Inc.*	83,490	2,378,630
ABM Industries, Inc.	64,760	1,768,596
Omega Protein Corp.*	74,660	1,266,980
Invacare Corp.	83,700	1,211,139
Everi Holdings, Inc.*	203,780	1,045,391
Kindred Healthcare, Inc.	61,158	963,239
Sanderson Farms, Inc.	13,520	927,066
Navigant Consulting, Inc.*	54,420	865,822
Premier, Inc. — Class A*	20,830	715,927
ICU Medical, Inc.*	6,439	705,071
Patterson Companies, Inc.	15,770	682,053
Darling Ingredients, Inc.*	58,850	661,474
Surgical Care Affiliates, Inc.*	18,961	619,835
Greatbatch, Inc.*	10,681	602,622
Great Lakes Dredge & Dock Corp.*	117,003	589,695
Globus Medical, Inc. — Class A*	27,130	560,506
HealthSouth Corp.	14,520	557,132
IPC Healthcare, Inc.*	6,020	467,694
Depomed, Inc.*	24,769	466,896
Brookdale Senior Living, Inc. — Class A*	18,500	424,760
Universal Corp.	5,760	285,523
ICF International, Inc.*	7,408	225,129
Total Consumer, Non-cyclical		17,991,180
Technology - 10.6%
Diebold, Inc.	79,630	2,370,586
Maxwell Technologies, Inc.*	236,983	1,284,448
ManTech International Corp. — Class A	40,380	1,037,766
IXYS Corp.	92,356	1,030,693
Silicon Graphics International Corp.*	191,510	752,634
Mercury Systems, Inc.*	43,730	695,744
Brooks Automation, Inc.	56,730	664,308
Cree, Inc.*	25,260	612,050
KEYW Holding Corp.*	88,179	542,301
Super Micro Computer, Inc.*	17,894	487,790
Total Technology		9,478,320
Industrial - 9.5%
FLIR Systems, Inc.	67,930	1,901,360
Rofin-Sinar Technologies, Inc.*	44,930	1,165,035
Oshkosh Corp.	29,305	1,064,651
Marten Transport Ltd.	56,948	920,849
Werner Enterprises, Inc.	26,410	662,891
Gentex Corp.	42,659	661,215
Celadon Group, Inc.	39,119	626,686
LMI Aerospace, Inc.*	43,370	445,844
Energy Recovery, Inc.*	132,345	283,218
Rand Logistics, Inc.*	119,809	256,391
Knight Transportation, Inc.	9,130	219,120
Kirby Corp.*	3,480	215,586
Total Industrial		8,422,846
Utilities - 6.4%
Laclede Group, Inc.	43,740	2,385,142
Black Hills Corp.	29,970	1,238,959
Avista Corp.	37,150	1,235,238
Portland General Electric Co.	23,110	854,377
Total Utilities		5,713,716
Consumer, Cyclical - 5.7%
International Speedway Corp. — Class A	45,260	1,435,646
Ryland Group, Inc.	22,290	910,101
JC Penney Company, Inc.*	71,810	667,115
Essendant, Inc.	19,990	648,276
Ascena Retail Group, Inc.*	38,270	532,336
ScanSource, Inc.*	13,620	482,965
Sonic Automotive, Inc. — Class A	10,510	214,614
Fossil Group, Inc.*	3,710	207,315
Total Consumer, Cyclical		5,098,368
Basic Materials - 3.1%
Reliance Steel & Aluminum Co.	11,980	647,039
Royal Gold, Inc.	10,370	487,182
Landec Corp.*	37,554	438,255
Olin Corp.	24,301	408,500
Luxfer Holdings plc ADR	35,340	381,319
Stillwater Mining Co.*	21,550	222,612
Intrepid Potash, Inc.*	37,648	208,570
Total Basic Materials		2,793,477
Energy - 2.9%
Patterson-UTI Energy, Inc.	62,260	818,095
Oasis Petroleum, Inc.*	75,270	653,344
Superior Energy Services, Inc.	40,450	510,884
Rowan Companies plc — Class A	27,110	437,827

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 95.2% (continued)
Energy - 2.9% (continued)
Sanchez Energy Corp.*	28,480	$175,152
Total Energy		2,595,302
Communications - 2.5%
DigitalGlobe, Inc.*	63,484	1,207,466
Finisar Corp.*	58,700	653,331
Liquidity Services, Inc.*	44,673	330,133
Total Communications		2,190,930
Total Common Stocks
(Cost $86,427,351)		84,883,860

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	116,667	307
Total Convertible Preferred Stocks
(Cost $111,410)		307

SHORT TERM INVESTMENTS† - 3.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[3]	2,985,686	2,985,686
Total Short Term Investments
(Cost $2,985,686)		2,985,686
Total Investments - 98.6%
(Cost $89,524,447)		$87,869,853
Other Assets & Liabilities, net - 1.4%		1,281,273
Total Net Assets - 100.0%		$89,151,126

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.
[3]	Rate indicated is the 7 day yield as of September 30, 2015.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 95.7%
Financial - 32.1%
Hanover Insurance Group, Inc.	75,757	$5,886,318
Reinsurance Group of America, Inc. — Class A	55,077	4,989,425
Alleghany Corp.*	10,340	4,840,257
FirstMerit Corp.	217,709	3,846,918
Zions Bancorporation	117,930	3,247,792
Popular, Inc.	106,130	3,208,310
Wintrust Financial Corp.	58,550	3,128,327
CubeSmart	114,210	3,107,654
Camden Property Trust	41,740	3,084,586
BioMed Realty Trust, Inc.	152,430	3,045,552
Endurance Specialty Holdings Ltd.	46,666	2,848,026
Sun Communities, Inc.	42,010	2,846,598
Assured Guaranty Ltd.	107,290	2,682,250
Apartment Investment & Management REIT Co. — Class A	69,120	2,558,822
Kilroy Realty Corp.	36,630	2,386,811
Radian Group, Inc.	129,100	2,053,981
Fulton Financial Corp.	150,985	1,826,919
Jones Lang LaSalle, Inc.	12,630	1,815,815
Alexandria Real Estate Equities, Inc.	19,970	1,690,860
Trustmark Corp.	72,000	1,668,240
E*TRADE Financial Corp.*	62,770	1,652,734
Parkway Properties, Inc.	82,383	1,281,879
Ocwen Financial Corp.*	175,170	1,175,391
Prosperity Bancshares, Inc.	23,130	1,135,914
NorthStar Realty Finance Corp.	86,570	1,069,140
UDR, Inc.	19,060	657,189
Umpqua Holdings Corp.	35,090	571,967
Chatham Lodging Trust	22,000	472,560
Communications Sales & Leasing, Inc.	22,690	406,151
Total Financial		69,186,386
Consumer, Non-cyclical - 17.3%
MEDNAX, Inc.*	63,920	4,908,416
HealthSouth Corp.	82,580	3,168,595
Bunge Ltd.	39,580	2,901,214
Navigant Consulting, Inc.*	181,547	2,888,412
Kindred Healthcare, Inc.	143,337	2,257,558
Sanderson Farms, Inc.	32,750	2,245,668
Quanta Services, Inc.*	90,930	2,201,415
Hologic, Inc.*	52,301	2,046,538
ICF International, Inc.*	57,241	1,739,554
Premier, Inc. — Class A*	49,040	1,685,505
Patterson Companies, Inc.	37,130	1,605,873
Emergent BioSolutions, Inc.*	55,071	1,568,973
Darling Ingredients, Inc.*	138,210	1,553,480
Surgical Care Affiliates, Inc.*	45,211	1,477,948
Globus Medical, Inc. — Class A*	59,370	1,226,584
IPC Healthcare, Inc.*	14,190	1,102,421
Brookdale Senior Living, Inc. — Class A*	44,680	1,025,853
Ingredion, Inc.	8,230	718,561
Universal Corp.	13,560	672,169
Everi Holdings, Inc.*	81,530	418,249
Total Consumer, Non-cyclical		37,412,986
Industrial - 12.6%
FLIR Systems, Inc.	158,940	4,448,730
Sonoco Products Co.	105,040	3,964,209
Orbital ATK, Inc.	50,539	3,632,238
Owens-Illinois, Inc.*	138,755	2,875,004
Oshkosh Corp.	69,622	2,529,367
WestRock Co.	48,540	2,496,897
Gentex Corp.	159,905	2,478,528
Huntington Ingalls Industries, Inc.	19,265	2,064,245
Werner Enterprises, Inc.	63,500	1,593,850
Kirby Corp.*	8,370	518,522
Knight Transportation, Inc.	21,230	509,520
Total Industrial		27,111,110
Utilities - 9.5%
Ameren Corp.	113,101	4,780,779
Pinnacle West Capital Corp.	68,390	4,386,535
Westar Energy, Inc.	79,150	3,042,526
Great Plains Energy, Inc.	93,095	2,515,427
Portland General Electric Co.	54,120	2,000,816
Avista Corp.	55,740	1,853,355
Black Hills Corp.	43,981	1,818,175
Total Utilities		20,397,613
Consumer, Cyclical - 7.8%
Visteon Corp.*	29,970	3,034,163
DR Horton, Inc.	88,140	2,587,790
Ryland Group, Inc.	52,180	2,130,509
Caleres, Inc.	67,621	2,064,469
JC Penney Company, Inc.*	173,430	1,611,165
Essendant, Inc.	47,000	1,524,211
Ascena Retail Group, Inc.*	89,690	1,247,588
PulteGroup, Inc.	56,800	1,071,816
WESCO International, Inc.*	13,067	607,223
Sonic Automotive, Inc. — Class A	25,330	517,239
Fossil Group, Inc.*	8,640	482,803
Total Consumer, Cyclical		16,878,976
Technology - 7.6%
Computer Sciences Corp.	67,270	4,129,033
Diebold, Inc.	112,190	3,339,897
IXYS Corp.	275,093	3,070,038
Maxwell Technologies, Inc.*	412,010	2,233,094
Cree, Inc.*	56,710	1,374,083
Super Micro Computer, Inc.*	42,386	1,155,442
KEYW Holding Corp.*	106,327	653,911
ManTech International Corp. — Class A	21,110	542,527
Total Technology		16,498,025
Energy - 3.3%
Oasis Petroleum, Inc.*	181,940	1,579,239
Whiting Petroleum Corp.*	100,740	1,538,300
Patterson-UTI Energy, Inc.	82,430	1,083,130
Rowan Companies plc — Class A	65,610	1,059,602
Sanchez Energy Corp.*	149,381	918,693
Superior Energy Services, Inc.	68,062	859,623
HydroGen Corp.*,†††,1,3	672,346	1
Total Energy		7,038,588

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Basic Materials - 2.8%
Reliance Steel & Aluminum Co.	28,950	$1,563,589
Landec Corp.*	116,416	1,358,575
Royal Gold, Inc.	25,110	1,179,668
Olin Corp.	58,746	987,520
Stillwater Mining Co.*	50,420	520,839
Intrepid Potash, Inc.*	88,745	491,647
Total Basic Materials		6,101,838
Communications - 2.7%
DigitalGlobe, Inc.*	144,788	2,753,867
Finisar Corp.*	124,360	1,384,127
Scripps Networks Interactive, Inc. — Class A	18,640	916,902
Liquidity Services, Inc.*	105,036	776,216
Total Communications		5,831,112
Total Common Stocks
(Cost $203,693,170)		206,456,634

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2	308,333	810
Total Convertible Preferred Stocks
(Cost $294,438)		810
SHORT TERM INVESTMENTS† - 3.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[4]	7,220,243	7,220,243
Total Short Term Investments
(Cost $7,220,243)		7,220,243
Total Investments - 99.1%
(Cost $211,207,851)		$213,677,687
Other Assets & Liabilities, net - 0.9%		1,991,877
Total Net Assets - 100.0%		$215,669,564

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.
[4]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 15.0%
Consumer, Non-cyclical - 5.7%
HealthSouth Corp.	1,527	$58,591
United Natural Foods, Inc.*	1,120	54,331
J&J Snack Foods Corp.	478	54,329
Deluxe Corp.	946	52,730
Fresh Market, Inc.*	2,270	51,279
Coca-Cola Bottling Company Consolidated	262	50,666
Cal-Maine Foods, Inc.	914	49,914
B&G Foods, Inc.	1,123	40,933
Prestige Brands Holdings, Inc.*	898	40,553
Anacor Pharmaceuticals, Inc.*	343	40,374
USANA Health Sciences, Inc.*	290	38,869
Amsurg Corp. — Class A*	475	36,912
Lancaster Colony Corp.	377	36,750
Paylocity Holding Corp.*	1,200	35,988
Clovis Oncology, Inc.*	387	35,589
Vector Group Ltd.	1,558	35,231
Molina Healthcare, Inc.*	481	33,117
Advisory Board Co.*	703	32,015
Cepheid*	700	31,639
Huron Consulting Group, Inc.*	505	31,578
Select Medical Holdings Corp.	2,895	31,237
EVERTEC, Inc.	1,699	30,701
Neurocrine Biosciences, Inc.*	760	30,241
Ligand Pharmaceuticals, Inc. — Class B*	343	29,377
Ultragenyx Pharmaceutical, Inc.*	300	28,893
Central Garden & Pet Co. — Class A*	1,750	28,193
CEB, Inc.	410	28,019
Calavo Growers, Inc.	606	27,052
Medifast, Inc.*	1,000	26,859
ACADIA Pharmaceuticals, Inc.*	800	26,456
Team Health Holdings, Inc.*	468	25,286
STERIS Corp.	378	24,559
Cardtronics, Inc.*	742	24,263
Landauer, Inc.	650	24,044
Diamond Foods, Inc.*	750	23,145
Insperity, Inc.	507	22,273
Diplomat Pharmacy, Inc.*	764	21,950
Surgical Care Affiliates, Inc.*	667	21,804
LDR Holding Corp.*	600	20,718
Achillion Pharmaceuticals, Inc.*	2,920	20,177
SP Plus Corp.*	864	20,002
Exact Sciences Corp.*	1,081	19,447
TriNet Group, Inc.*	1,140	19,152
Affymetrix, Inc.*	2,214	18,908
Capital Senior Living Corp.*	937	18,787
Concert Pharmaceuticals, Inc.*	1,000	18,770
Seaboard Corp.*	6	18,474
Radius Health, Inc.*	263	18,229
HMS Holdings Corp.*	2,071	18,163
Genesis Healthcare, Inc.*	2,870	17,593
Novavax, Inc.*	2,487	17,583
ZIOPHARM Oncology, Inc.*	1,928	17,371
Premier, Inc. — Class A*	499	17,151
Genomic Health, Inc.*	805	17,034
Portola Pharmaceuticals, Inc.*	399	17,005
Array BioPharma, Inc.*	3,715	16,940
On Assignment, Inc.*	458	16,900
Ingles Markets, Inc. — Class A	353	16,884
Alliance HealthCare Services, Inc.*	1,729	16,875
Lannett Company, Inc.*	389	16,151
Momenta Pharmaceuticals, Inc.*	980	16,082
Inter Parfums, Inc.	646	16,027
PTC Therapeutics, Inc.*	578	15,433
Celldex Therapeutics, Inc.*	1,441	15,188
TESARO, Inc.*	370	14,837
Revlon, Inc. — Class A*	496	14,607
Repligen Corp.*	520	14,482
Inovio Pharmaceuticals, Inc.*	2,484	14,358
ARC Document Solutions, Inc.*	2,386	14,197
Orexigen Therapeutics, Inc.*	6,676	14,086
Prothena Corporation plc*	300	13,602
Halozyme Therapeutics, Inc.*	1,000	13,430
ARIAD Pharmaceuticals, Inc.*	2,285	13,344
Coherus Biosciences, Inc.*	624	12,505
Xencor, Inc.*	970	11,863
Chimerix, Inc.*	300	11,460
Amicus Therapeutics, Inc.*	800	11,192
Dyax Corp.*	466	8,896
Sientra, Inc.*	800	8,120
Total Consumer, Non-cyclical		1,967,763
Technology - 3.0%
Synaptics, Inc.*	1,008	83,120
Aspen Technology, Inc.*	2,025	76,768
Integrated Device Technology, Inc.*	3,254	66,057
Microsemi Corp.*	1,841	60,421
Tessera Technologies, Inc.	1,716	55,616
Cirrus Logic, Inc.*	1,695	53,409
Guidewire Software, Inc.*	977	51,371
Syntel, Inc.*	1,124	50,928
Take-Two Interactive Software, Inc.*	1,690	48,554
Silicon Laboratories, Inc.*	1,147	47,645
Medidata Solutions, Inc.*	952	40,089
Qlik Technologies, Inc.*	1,098	40,022
Proofpoint, Inc.*	600	36,192
2U, Inc.*	1,000	35,900
Verint Systems, Inc.*	808	34,865
AVG Technologies N.V.*	1,580	34,365
InvenSense, Inc. — Class A*	3,435	31,911
CSG Systems International, Inc.	936	28,829
Semtech Corp.*	1,568	23,677
Ambarella, Inc.*	394	22,769
Rambus, Inc.*	1,790	21,122
BroadSoft, Inc.*	680	20,373
Paycom Software, Inc.*	500	17,955
RealD, Inc.*	1,799	17,288
PMC-Sierra, Inc.*	2,415	16,350
Science Applications International Corp.	342	13,752
Total Technology		1,029,348

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 15.0% (continued)
Industrial - 2.8%
Generac Holdings, Inc.*	2,262	$68,064
Proto Labs, Inc.*	917	61,439
EnerSys	1,029	55,134
Belden, Inc.	1,110	51,826
Teledyne Technologies, Inc.*	539	48,672
Rexnord Corp.*	2,758	46,831
HEICO Corp.	912	44,578
TASER International, Inc.*	1,985	43,720
Littelfuse, Inc.	470	42,841
Hillenbrand, Inc.	1,544	40,159
Raven Industries, Inc.	2,175	36,866
Swift Transportation Co. — Class A*	2,449	36,784
Trex Company, Inc.*	964	32,130
Moog, Inc. — Class A*	528	28,549
Astronics Corp.*	702	28,382
AZZ, Inc.	567	27,607
NCI Building Systems, Inc.*	2,518	26,615
Advanced Energy Industries, Inc.*	877	23,065
Advanced Drainage Systems, Inc.	784	22,681
ArcBest Corp.	810	20,874
Kaman Corp.	545	19,538
Hyster-Yale Materials Handling, Inc.	318	18,390
Continental Building Products, Inc.*	854	17,541
Matson, Inc.	442	17,013
Berry Plastics Group, Inc.*	552	16,599
Coherent, Inc.*	299	16,355
Albany International Corp. — Class A	562	16,079
EnPro Industries, Inc.	397	15,550
General Cable Corp.	1,179	14,030
Summit Materials, Inc. — Class A*	700	13,139
Total Industrial		951,051
Consumer, Cyclical - 1.5%
Jack in the Box, Inc.	921	70,954
Vail Resorts, Inc.	535	56,003
Francesca's Holdings Corp.*	4,374	53,494
Casey's General Stores, Inc.	506	52,078
Wolverine World Wide, Inc.	2,348	50,811
Marriott Vacations Worldwide Corp.	619	42,179
HNI Corp.	982	42,128
Select Comfort Corp.*	1,916	41,922
La Quinta Holdings, Inc.*	2,315	36,531
American Axle & Manufacturing Holdings, Inc.*	1,649	32,881
Mobile Mini, Inc.	589	18,135
TiVo, Inc.*	2,000	17,320
Freshpet, Inc.*	1,220	12,810
Sportsman's Warehouse Holdings, Inc.*	1,000	12,320
Total Consumer, Cyclical		539,566
Communications - 1.4%
GrubHub, Inc.*	2,118	51,552
InterDigital, Inc.	944	47,767
Ciena Corp.*	1,997	41,378
Houghton Mifflin Harcourt Co.*	1,901	38,609
CalAmp Corp.*	2,383	38,342
Shutterstock, Inc.*	1,248	37,740
LogMeIn, Inc.*	456	31,081
WebMD Health Corp. — Class A*	738	29,402
comScore, Inc.*	618	28,521
Extreme Networks, Inc.*	7,554	25,381
Zendesk, Inc.*	1,165	22,962
West Corp.	961	21,526
Ixia*	1,406	20,373
ShoreTel, Inc.*	2,595	19,385
Infoblox, Inc.*	1,152	18,409
Harmonic, Inc.*	2,948	17,098
Total Communications		489,526
Energy - 0.3%
Western Refining, Inc.	698	30,796
SemGroup Corp. — Class A	644	27,847
Parsley Energy, Inc. — Class A*	1,200	18,084
Matador Resources Co.*	756	15,679
Total Energy		92,406
Basic Materials - 0.2%
Century Aluminum Co.*	6,056	27,858
US Silica Holdings, Inc.	1,698	23,925
Olin Corp.	851	14,305
Total Basic Materials		66,088
Financial - 0.1%
WageWorks, Inc.*	600	27,048
Total Common Stocks
(Cost $5,696,144)		5,162,796

MUTUAL FUNDS†,1 - 81.0%
Guggenheim Variable Insurance Strategy Fund III	368,906	9,178,374
Guggenheim Strategy Fund I	299,012	7,439,418
Guggenheim Strategy Fund II	276,238	6,864,507
Guggenheim Strategy Fund III	174,259	4,335,573
Total Mutual Funds
(Cost $27,867,651)		27,817,872

SHORT TERM INVESTMENTS† - 0.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[5]	262,130	262,130
Total Short Term Investments
(Cost $262,130)		262,130
	Face Amount
ASSET-BACKED SECURITIES††- 2.1%
Collateralized Loan Obligations - 2.1%
Black Diamond CLO Delaware Corp.
2005-1A, 2.25% due 06/20/17[2,3]	$250,000	246,734
Black Diamond CLO Luxembourg S.A.
2007-1A, 0.68% due 04/29/19[2,3]	250,000	241,277

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

Face Amount		Value
ASSET-BACKED SECURITIES††- 2.1% (continued)
Collateralized Loan Obligations - 2.1% (continued)
Brentwood CLO Corp.
2006-1A, 1.12% due 02/01/22[2,3]	$250,000	$237,710
Total Collateralized Loan Obligations		725,721
Total Asset-Backed Securities
(Cost $711,455)		725,721
Total Investments - 98.9%
(Cost $34,537,380)		$33,968,519
Other Assets & Liabilities, net - 1.1%		374,558
Total Net Assets - 100.0%		$34,343,077

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $681,050)	5	$(24,461)
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $547,600)	5	(25,941)
(Total Aggregate Value of Contracts $1,228,650)		$(50,402)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap November 2015 Russell 2000 Growth Index Swap, Terminating 11/05/15[4] (Notional Value $27,600,045)	40,626	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $725,721 (cost $711,455), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
[5]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 15.3%
Consumer, Non-cyclical - 5.1%
Gilead Sciences, Inc.	1,397	$137,172
Coca-Cola Co.	3,011	120,802
Altria Group, Inc.	2,170	118,048
UnitedHealth Group, Inc.	1,010	117,170
PepsiCo, Inc.	1,230	115,989
Amgen, Inc.	818	113,146
AbbVie, Inc.	1,916	104,249
Colgate-Palmolive Co.	1,392	88,336
Express Scripts Holding Co.*	1,046	84,684
McKesson Corp.	431	79,748
General Mills, Inc.	1,365	76,618
Constellation Brands, Inc. — Class A	558	69,867
Philip Morris International, Inc.	810	64,257
Danaher Corp.	752	64,078
HCA Holdings, Inc.*	659	50,980
Estee Lauder Companies, Inc. — Class A	562	45,342
Automatic Data Processing, Inc.	547	43,957
PayPal Holdings, Inc.*	1,353	41,997
AmerisourceBergen Corp. — Class A	413	39,231
Kellogg Co.	568	37,800
Reynolds American, Inc.	574	25,411
Allergan plc*	81	22,017
Cardinal Health, Inc.	254	19,512
Moody's Corp.	197	19,345
Biogen, Inc.*	58	16,925
Becton Dickinson and Co.	118	15,654
Kraft Heinz Co.	219	15,457
BioMarin Pharmaceutical, Inc.*	128	13,481
Total Consumer, Non-cyclical		1,761,273
Technology - 2.9%
Apple, Inc.	3,480	383,844
Oracle Corp.	2,717	98,138
Accenture plc — Class A	981	96,393
Texas Instruments, Inc.	1,759	87,106
International Business Machines Corp.	529	76,689
Electronic Arts, Inc.*	1,060	71,815
EMC Corp.	2,448	59,144
Microsoft Corp.	1,253	55,458
Intuit, Inc.	563	49,966
Skyworks Solutions, Inc.	230	19,368
Avago Technologies Ltd.	140	17,501
Total Technology		1,015,422
Industrial - 2.5%
3M Co.	777	110,155
Union Pacific Corp.	1,182	104,501
United Parcel Service, Inc. — Class B	1,009	99,579
Boeing Co.	664	86,950
Honeywell International, Inc.	861	81,528
Illinois Tool Works, Inc.	867	71,363
FedEx Corp.	427	61,479
Waste Management, Inc.	1,202	59,872
Lockheed Martin Corp.	284	58,876
United Technologies Corp.	489	43,516
General Dynamics Corp.	295	40,695
Northrop Grumman Corp.	245	40,658
Deere & Co.	392	29,008
Total Industrial		888,180
Communications - 2.2%
Google, Inc. — Class C*	279	169,750
Comcast Corp. — Class A	2,123	120,756
Facebook, Inc. — Class A*	1,057	95,024
Priceline Group, Inc.*	71	87,817
Amazon.com, Inc.*	141	72,176
eBay, Inc.*	1,774	43,357
Walt Disney Co.	385	39,347
Verizon Communications, Inc.	885	38,506
CBS Corp. — Class B	951	37,945
DISH Network Corp. — Class A*	638	37,221
Viacom, Inc. — Class B	400	17,260
Total Communications		759,159
Consumer, Cyclical - 2.0%
CVS Health Corp.	1,158	111,724
Lowe's Companies, Inc.	1,413	97,384
Costco Wholesale Corp.	663	95,850
Delta Air Lines, Inc.	1,821	81,708
Delphi Automotive plc	951	72,314
Walgreens Boots Alliance, Inc.	756	62,824
Home Depot, Inc.	528	60,979
PACCAR, Inc.	618	32,241
Hilton Worldwide Holdings, Inc.	1,251	28,698
NIKE, Inc. — Class B	157	19,306
Starbucks Corp.	316	17,961
Total Consumer, Cyclical		680,989
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	905	75,441
Monsanto Co.	186	15,873
Total Basic Materials		91,314
Energy - 0.2%
Schlumberger Ltd.	340	23,450
EOG Resources, Inc.	233	16,962
FMC Technologies, Inc.*	544	16,864
Cabot Oil & Gas Corp. — Class A	767	16,767
Marathon Petroleum Corp.	276	12,787
Total Energy		86,830
Financial - 0.1%
Visa, Inc. — Class A	668	46,533
Total Common Stocks
(Cost $5,328,336)		5,329,700

MUTUAL FUNDS†,1 - 79.6%
Guggenheim Strategy Fund I	340,267	8,465,846
Guggenheim Variable Insurance Strategy Fund III	328,246	8,166,772
Guggenheim Strategy Fund II	304,802	7,574,322
Guggenheim Strategy Fund III	144,262	3,589,248
Total Mutual Funds
(Cost $27,845,273)		27,796,188

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 1.4%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[5]	484,149	$484,149
Total Short Term Investments
(Cost $484,149)		484,149
	Face Amount
ASSET-BACKED SECURITIES††- 2.1%
Collateralized Loan Obligations - 2.1%
Black Diamond CLO Delaware Corp.
2005-1A, 2.25% due 06/20/17[2,3]	$250,000	246,733
Black Diamond CLO Luxembourg S.A.
2007-1A, 0.68% due 04/29/19[2,3]	250,000	241,277
Brentwood CLO Corp.
2006-1A, 1.12% due 02/01/22[2,3]	250,000	237,710
Total Collateralized Loan Obligations		725,720
Total Asset-Backed Securities
(Cost $711,455)		725,720
Total Investments - 98.4%
(Cost $34,369,213)		$34,335,757
Other Assets & Liabilities, net - 1.6%		561,985
Total Net Assets - 100.0%		$34,897,742

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $249,735)	3	$(8,560)
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $572,475)	6	(11,374)
(Total Aggregate Value of Contracts $822,210)		$(19,934)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch November 2015 Russell 1000 Growth Index Swap, Terminating 11/02/15[4] (Notional Value $28,400,154)	30,352	$91

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $725,720 (cost $711,455), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate.
[5]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 77.4%
Consumer, Non-cyclical - 27.5%
JM Smucker Co.	1,332	$151,968
Gilead Sciences, Inc.[1]	1,363	133,833
Biogen, Inc.*,1	373	108,845
McKesson Corp.	552	102,137
Amsurg Corp. — Class A*,1	1,314	102,111
Express Scripts Holding Co.*	1,255	101,605
UnitedHealth Group, Inc.[1]	863	100,116
Charles River Laboratories International, Inc.*,1	1,499	95,216
Estee Lauder Companies, Inc. — Class A1	1,175	94,799
Amgen, Inc.[1]	679	93,919
Ingredion, Inc.[1]	1,063	92,812
Quest Diagnostics, Inc.[1]	1,481	91,037
HCA Holdings, Inc.*,1	1,132	87,571
United Therapeutics Corp.*	645	84,650
Tyson Foods, Inc. — Class A	1,943	83,744
Hormel Foods Corp.[1]	1,185	75,022
PepsiCo, Inc.[1]	793	74,780
Mead Johnson Nutrition Co. — Class A	1,053	74,131
Flowers Foods, Inc.[1]	2,836	70,163
Molina Healthcare, Inc.*	1,004	69,124
Dr Pepper Snapple Group, Inc.[1]	837	66,165
Clorox Co.[1]	566	65,390
United Natural Foods, Inc.*	1,337	64,858
Cardinal Health, Inc.[1]	820	62,992
St. Jude Medical, Inc.	997	62,901
Pfizer, Inc.[1]	1,937	60,841
Dean Foods Co.[1]	3,641	60,149
Intra-Cellular Therapies, Inc.*	1,488	59,580
Quanta Services, Inc.*	2,370	57,378
Owens & Minor, Inc.	1,790	57,173
WellCare Health Plans, Inc.*	642	55,328
MEDNAX, Inc.*	663	50,912
Universal Corp.	1,019	50,512
B&G Foods, Inc.	1,356	49,426
Prestige Brands Holdings, Inc.*	1,051	47,463
Coca-Cola Co.[1]	1,158	46,459
Enanta Pharmaceuticals, Inc.*	1,281	46,295
Church & Dwight Company, Inc.[1]	544	45,642
ResMed, Inc.	876	44,641
Henry Schein, Inc.*	325	43,134
Philip Morris International, Inc.	528	41,886
Danaher Corp.	485	41,327
McCormick & Company, Inc.	494	40,597
Magellan Health, Inc.*	732	40,575
TrueBlue, Inc.*	1,799	40,424
Deluxe Corp.[1]	722	40,244
Varian Medical Systems, Inc.*	532	39,251
Johnson & Johnson	414	38,647
Moody's Corp.	380	37,316
WhiteWave Foods Co. — Class A*	920	36,938
Whole Foods Market, Inc.	1,162	36,777
WEX, Inc.*	421	36,560
Universal Health Services, Inc. — Class B1	290	36,195
Laboratory Corporation of America Holdings*	332	36,012
Hain Celestial Group, Inc.*	639	32,972
Kellogg Co.[1]	408	27,152
Boulder Brands, Inc.*,1	2,418	19,803
Paylocity Holding Corp.*	257	7,707
Total Consumer, Non-cyclical		3,615,205
Industrial - 12.9%
AECOM*,1	3,594	98,871
Boeing Co.[1]	580	75,951
Triumph Group, Inc.[1]	1,744	73,388
Dover Corp.	1,116	63,812
Roper Technologies, Inc.	365	57,196
Parker-Hannifin Corp.[1]	561	54,585
Republic Services, Inc. — Class A	1,308	53,890
Waters Corp.*	445	52,603
Pentair plc	1,026	52,367
Gentex Corp.	3,351	51,941
Rockwell Automation, Inc.	511	51,851
United Technologies Corp.	578	51,436
Nordson Corp.	805	50,667
Stanley Black & Decker, Inc.[1]	522	50,624
Vishay Intertechnology, Inc.	5,163	50,029
Xylem, Inc.	1,497	49,176
Crane Co.[1]	1,054	49,127
Jacobs Engineering Group, Inc.*,1	1,291	48,322
Emerson Electric Co.[1]	1,092	48,234
Ingersoll-Rand plc	940	47,724
EnerSys	881	47,204
3M Co.	320	45,366
United Parcel Service, Inc. — Class B	453	44,707
Union Pacific Corp.	493	43,586
Huntington Ingalls Industries, Inc.[1]	404	43,289
CH Robinson Worldwide, Inc.[1]	631	42,769
Waste Connections, Inc.	854	41,487
Raytheon Co.[1]	377	41,191
AO Smith Corp.	626	40,809
TASER International, Inc.*	1,746	38,456
Barnes Group, Inc.[1]	1,028	37,059
Timken Co.[1]	1,287	35,380
Atlas Air Worldwide Holdings, Inc.*	968	33,454
Agilent Technologies, Inc.	728	24,992
Total Industrial		1,691,543
Utilities - 9.2%
Questar Corp.	5,792	112,424
Duke Energy Corp.[1]	1,480	106,472
NextEra Energy, Inc.[1]	1,026	100,086
UGI Corp.	2,859	99,550
Consolidated Edison, Inc.[1]	1,418	94,793
NRG Energy, Inc.	5,612	83,338
CMS Energy Corp.[1]	2,244	79,258
Southwest Gas Corp.	1,350	78,732
ONE Gas, Inc.	1,685	76,381
Vectren Corp.	1,749	73,475

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 77.4% (continued)
Utilities - 9.2% (continued)
American Electric Power Company, Inc.[1]	1,090	$61,977
DTE Energy Co.[1]	745	59,876
Edison International	865	54,556
Southern Co.	973	43,493
Aqua America, Inc.[1]	1,586	41,981
Xcel Energy, Inc.	1,179	41,748
Total Utilities		1,208,140
Technology - 8.1%
2U, Inc.*	4,598	165,067
Apple, Inc.[1]	1,151	126,955
International Business Machines Corp.	866	125,543
Micron Technology, Inc.*	6,423	96,217
Dun & Bradstreet Corp.[1]	602	63,210
Paycom Software, Inc.*	1,680	60,329
Tessera Technologies, Inc.	1,432	46,411
Synaptics, Inc.*	558	46,013
Take-Two Interactive Software, Inc.*	1,504	43,210
SanDisk Corp.[1]	775	42,106
Cirrus Logic, Inc.*	1,336	42,097
Convergys Corp.[1]	1,753	40,512
Oracle Corp.[1]	1,076	38,865
Skyworks Solutions, Inc.	449	37,810
CACI International, Inc. — Class A*,1	508	37,577
Hewlett-Packard Co.[1]	1,432	36,674
Icad, Inc.*,1	6,597	22,430
Total Technology		1,071,026
Consumer, Cyclical - 7.4%
Wal-Mart Stores, Inc.[1]	1,634	105,949
Walgreens Boots Alliance, Inc.	1,228	102,047
JetBlue Airways Corp.*	2,974	76,640
Delta Air Lines, Inc.	1,582	70,984
Sportsman's Warehouse Holdings, Inc.*	5,652	69,632
Harman International Industries, Inc.	656	62,969
CVS Health Corp.[1]	621	59,914
NVR, Inc.*	36	54,908
Kohl's Corp.[1]	1,055	48,857
TiVo, Inc.*	5,195	44,989
Wyndham Worldwide Corp.	610	43,859
Macy's, Inc.	815	41,826
Starbucks Corp.	710	40,356
Delphi Automotive plc	524	39,845
Dana Holding Corp.[1]	2,321	36,857
PACCAR, Inc.	666	34,745
Wolverine World Wide, Inc.	1,518	32,850
Total Consumer, Cyclical		967,227
Financial - 6.7%
Citigroup, Inc.[1]	1,917	95,103
Lincoln National Corp.	1,738	82,485
MetLife, Inc.	1,534	72,328
Prudential Financial, Inc.	895	68,208
Regions Financial Corp.[1]	6,526	58,799
Ameriprise Financial, Inc.[1]	538	58,712
Capital One Financial Corp.	783	56,783
Reinsurance Group of America, Inc. — Class A	608	55,079
CNO Financial Group, Inc.	2,650	49,847
Hancock Holding Co.	1,754	47,446
Aflac, Inc.[1]	806	46,853
Principal Financial Group, Inc.	854	40,428
Interactive Brokers Group, Inc. — Class A	1,011	39,904
First Horizon National Corp.	2,758	39,108
East West Bancorp, Inc.	994	38,189
Fifth Third Bancorp	2,000	37,820
Irish Bank Resolution Corporation Ltd.†††	16,638	–
Total Financial		887,092
Communications - 4.8%
Viacom, Inc. — Class B	3,054	131,780
Verizon Communications, Inc.	2,825	122,916
Scripps Networks Interactive, Inc. — Class A1	1,157	56,913
Comcast Corp. — Class A1	973	55,344
AMC Networks, Inc. — Class A*,1	731	53,487
Walt Disney Co.[1]	516	52,735
InterDigital, Inc.	808	40,885
Interpublic Group of Companies, Inc.	2,123	40,613
Expedia, Inc.	338	39,776
Polycom, Inc.*	3,690	38,671
Total Communications		633,120
Energy - 0.8%
Chevron Corp.[1]	765	60,343
Exxon Mobil Corp.	534	39,703
Total Energy		100,046
Total Common Stocks
(Cost $10,853,925)		10,173,399

SHORT TERM INVESTMENTS† - 13.3%
Goldman Sachs Financial Square Treasury Instruments Fund 0.00%[5]	1,747,867	1,747,867
Total Short Term Investments
(Cost $1,747,867)		1,747,867
Total Investments - 90.7%
(Cost $12,601,792)		$11,921,266

COMMON STOCKS SOLD SHORT† - (21.9)%
Utilities - (0.3)%
SCANA Corp.	773	(43,489)
Consumer, Non-cyclical - (0.8)%
Insperity, Inc.	202	(8,874)
Campbell Soup Co.	398	(20,171)
Mondelez International, Inc. — Class A	484	(20,265)
Hershey Co.	222	(20,397)
ABIOMED, Inc.*	404	(37,475)
Total Consumer, Non-cyclical		(107,182)
Industrial - (1.2)%
FARO Technologies, Inc.*	1,356	(47,460)
Louisiana-Pacific Corp.*	7,905	(112,567)
Total Industrial		(160,027)
Technology - (1.6)%
Benefitfocus, Inc.*	121	(3,781)
RealPage, Inc.*	475	(7,895)
Workday, Inc. — Class A*	142	(9,778)
HubSpot, Inc.*	211	(9,784)
Pegasystems, Inc.	433	(10,656)
Callidus Software, Inc.*	920	(15,631)
Cornerstone OnDemand, Inc.*	487	(16,071)
Cvent, Inc.*	488	(16,426)
Demandware, Inc.*	330	(17,054)
Electronics for Imaging, Inc.*	894	(38,692)
Ultimate Software Group, Inc.*	323	(57,820)
Total Technology		(203,588)
Communications - (2.1)%
Marketo, Inc.*	464	(13,187)
Zendesk, Inc.*	771	(15,196)
Infoblox, Inc.*	956	(15,277)
Yahoo!, Inc.*	1,509	(43,625)
ViaSat, Inc.*	894	(57,475)
Facebook, Inc. — Class A*	744	(66,886)
Amazon.com, Inc.*	135	(69,105)
Total Communications		(280,751)
Basic Materials - (4.5)%
Allegheny Technologies, Inc.	2,098	(29,750)
HB Fuller Co.	1,099	(37,300)
Worthington Industries, Inc.	1,600	(42,368)
Commercial Metals Co.	3,354	(45,447)
Valspar Corp.	634	(45,572)
Carpenter Technology Corp.	1,768	(52,633)
Compass Minerals International, Inc.	700	(54,859)
Sensient Technologies Corp.	1,033	(63,323)
Praxair, Inc.	651	(66,311)
Ecolab, Inc.	654	(71,757)
Royal Gold, Inc.	1,841	(86,490)
Total Basic Materials		(595,810)
Consumer, Cyclical - (5.5)%
Big 5 Sporting Goods Corp.	619	(6,425)
Hibbett Sports, Inc.*	292	(10,223)
Party City Holdco, Inc.*	644	(10,285)
Ulta Salon Cosmetics & Fragrance, Inc.*	64	(10,454)
Dick's Sporting Goods, Inc.	217	(10,765)
Tractor Supply Co.	129	(10,877)
American Eagle Outfitters, Inc.	2,345	(36,652)
Mattel, Inc.	1,757	(37,002)
KB Home	2,769	(37,520)
Nordstrom, Inc.	534	(38,293)
Papa John's International, Inc.	577	(39,513)
Popeyes Louisiana Kitchen, Inc.*	708	(39,903)
Texas Roadhouse, Inc. — Class A	1,131	(42,073)
LKQ Corp.*	1,536	(43,561)
Lennar Corp. — Class A	907	(43,654)
Domino's Pizza, Inc.	426	(45,970)
Lithia Motors, Inc. — Class A	453	(48,974)
Cabela's, Inc.*	1,133	(51,665)
Buffalo Wild Wings, Inc.*	269	(52,033)
Signet Jewelers Ltd.	749	(101,961)
Total Consumer, Cyclical		(717,803)
Financial - (5.9)%
WageWorks, Inc.*	265	(11,946)
Brown & Brown, Inc.	1,280	(39,642)
Kemper Corp.	1,137	(40,216)
T. Rowe Price Group, Inc.	625	(43,438)
SVB Financial Group*	424	(48,988)
Public Storage REIT	232	(49,098)
Cousins Properties, Inc.	5,506	(50,765)
Camden Property Trust	699	(51,656)
Federal Realty Investment Trust	418	(57,036)
Arthur J Gallagher & Co.	1,392	(57,461)
Valley National Bancorp	6,044	(59,473)
Morgan Stanley	1,909	(60,134)
Nasdaq, Inc.	1,165	(62,130)
Old Republic International Corp.	4,006	(62,654)
Assurant, Inc.	971	(76,718)
Total Financial		(771,355)
Total Common Stocks Sold Short
(Proceeds $3,081,971)		(2,880,005)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.4)%
SPDR S&P Biotech ETF	822	(51,170)
Total Exchange-Traded Funds Sold Short
(Proceeds $63,635)		(51,170)

CLOSED-END FUNDS SOLD SHORT† - (0.4)%
Herzfeld Caribbean Basin Fund, Inc.	(6,629)	(46,469)
Total Closed-End Funds Sold Short
(Proceeds $69,725)		(46,469)
Total Securities Sold Short- (22.7)%
(Proceeds $3,215,331)		$(2,977,644)
Other Assets & Liabilities, net - 32.0%		4,203,125
Total Net Assets - 100.0%		$13,146,747

Unrealized Gain (Loss)
OTC TOTAL RETURN SWAP AGREEMENTS††
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/16[3] (Notional Value $5,755,965)	$161,307
Morgan Stanley February 2016 Alpha Opportunity Long Custom Basket Swap, Terminating 02/03/16[4] (Notional Value $5,490,728)	$(232,248)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

CUSTOM BASKET OF LONG SECURITIES[4]
	Shares	Unrealized Gain (Loss)
Atlantic Tele-Network, Inc.	1,490	$8,947
Altria Group, Inc.	820	3,578
Kroger Co.	1,120	1,464
General Mills, Inc.	1,212	1,225
Waste Management, Inc.	794	948
Northrop Grumman Corp.	265	534
DENTSPLY International, Inc.	1,372	(899)
EMCOR Group, Inc.	881	(1,570)
Computer Sciences Corp.	635	(1,846)
Public Service Enterprise Group, Inc.	2,888	(4,264)
AmerisourceBergen Corp. — Class A	352	(4,686)
JPMorgan Chase & Co.	2,122	(4,849)
Cisco Systems, Inc.	3,310	(5,348)
Agilent Technologies, Inc.	2,257	(6,478)
Time, Inc.	1,966	(6,880)
Buckle, Inc.	947	(6,894)
Allstate Corp.	710	(7,149)
FedEx Corp.	265	(8,154)
Textron, Inc.	1,268	(9,991)
Moog, Inc. — Class A*	632	(10,442)
L-3 Communications Holdings, Inc.	929	(11,335)
Eaton Corporation plc	845	(12,339)
ADT Corp.	1,632	(12,504)
CenterPoint Energy, Inc.	2,799	(14,954)
Procter & Gamble Co.	1,921	(15,347)
Regal Beloit Corp.	776	(16,794)
Corning, Inc.	3,355	(17,200)
Entergy Corp.	1,962	(20,944)
Xerox Corp.	6,302	(22,915)
Archer-Daniels-Midland Co.	4,431	(27,471)
Total Long Swap Holdings		(234,557)

CUSTOM BASKET OF SHORT SECURITIES[3]
United States Steel Corp.	(4,078)	22,468
CF Industries Holdings, Inc.	(1,464)	17,569
Wynn Resorts Ltd.	(681)	16,623
Airgas, Inc.	(789)	14,876
Air Products & Chemicals, Inc.	(778)	13,454
Sherwin-Williams Co.	(222)	11,235
Finish Line, Inc. — Class A	(1,494)	10,722
PPG Industries, Inc.	(417)	10,439
Eagle Materials, Inc.	(845)	10,080
Starwood Hotels & Resorts Worldwide, Inc.	(647)	9,389
Kindred Healthcare, Inc.	(1,928)	9,248
Clearwater Paper Corp.*	(1,168)	9,003
American Tower REIT Corp. — Class A	(812)	7,928
Cree, Inc.*	(3,059)	7,460
Potlatch Corp.	(1,581)	7,305
ExamWorks Group, Inc.*	(1,111)	7,000
Bemis Company, Inc.	(925)	6,985
PulteGroup, Inc.	(4,922)	6,787
SunTrust Banks, Inc.	(2,347)	6,458
IPG Photonics Corp.*	(693)	6,195
Goldman Sachs Group, Inc.	(379)	5,241
Kulicke & Soffa Industries, Inc.*	(3,859)	4,650

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Unrealized Gain (Loss)
Crown Castle International REIT Corp.	(968)	$4,612
Leucadia National Corp.	(3,407)	4,353
First Solar, Inc.*	(831)	3,882
Men's Wearhouse, Inc.	(807)	3,738
Sotheby's	(1,127)	3,497
Anixter International, Inc.*	(1,084)	3,446
MDC Holdings, Inc.	(1,388)	3,107
Crocs, Inc.*	(2,837)	2,971
Bank of America Corp.	(4,128)	2,940
Ashland, Inc.	(643)	2,898
Mohawk Industries, Inc.*	(203)	2,629
Headwaters, Inc.*	(1,998)	2,504
American International Group, Inc.	(660)	2,228
Garmin Ltd.	(1,046)	2,221
International Flavors & Fragrances, Inc.	(356)	2,190
Aon plc	(425)	2,048
National Instruments Corp.	(1,943)	1,559
Essex Property Trust REIT, Inc.	(290)	1,542
Marsh & McLennan Companies, Inc.	(732)	1,395
Tempur Sealy International, Inc.*	(545)	1,254
MasterCard, Inc. — Class A	(425)	1,225
FirstEnergy Corp.	(1,235)	1,175
U.S. Bancorp	(937)	1,138
Visa, Inc. — Class A	(551)	1,130
Brunswick Corp.	(807)	971
Western Digital Corp.	(489)	693
HCP REIT, Inc.	(1,285)	626
Loews Corp.	(3,837)	613
Sempra Energy	(582)	564
Kilroy Realty Corp.	(820)	412
Chipotle Mexican Grill, Inc. — Class A*	(54)	384
Ventas REIT, Inc.	(828)	308
KBR, Inc.	(2,354)	307
Cognizant Technology Solutions Corp. — Class A*	(628)	271
American Airlines Group, Inc.	(1,014)	265
Dominion Resources, Inc.	(562)	159
General Growth Properties REIT, Inc.	(2,917)	158
Royal Caribbean Cruises Ltd.	(886)	145
Darden Restaurants, Inc.	(578)	122
Acadia Realty Trust	(1,507)	52
CME Group, Inc. — Class A	(953)	(60)
Carnival Corp.	(797)	(92)
Simon Property Group REIT, Inc.	(253)	(149)
Xilinx, Inc.	(1,239)	(217)
Equity One, Inc.	(1,661)	(404)
ProAssurance Corp.	(817)	(441)
Post Properties, Inc.	(712)	(549)
Plum Creek Timber Company REIT, Inc.	(1,100)	(706)
Tanger Factory Outlet Centers, Inc.	(1,239)	(908)
National Retail Properties, Inc.	(1,126)	(1,035)
Realty Income REIT Corp.	(868)	(1,236)
Kimco Realty REIT Corp.	(1,686)	(1,319)
Regency Centers Corp.	(667)	(1,435)
Intercontinental Exchange, Inc.	(323)	(1,570)
People's United Financial, Inc.	(3,067)	(1,732)
Balchem Corp.	(711)	(1,778)
Kate Spade & Co.*	(2,147)	(1,803)
Adobe Systems, Inc.*	(505)	(1,894)
Welltower REIT, Inc.	(669)	(2,080)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Unrealized Gain (Loss)
SL Green Realty REIT Corp.	(884)	$(2,088)
ProLogis REIT, Inc.	(3,195)	(2,122)
Healthcare Realty Trust, Inc.	(1,710)	(2,500)
UDR, Inc.	(1,233)	(2,638)
General Motors Co.	(2,036)	(2,839)
Panera Bread Co. — Class A*	(221)	(3,007)
CBOE Holdings, Inc.	(753)	(3,036)
Vulcan Materials Co.	(941)	(3,063)
Advance Auto Parts, Inc.	(226)	(3,395)
Signature Bank*	(297)	(3,918)
Greif, Inc. — Class A	(1,375)	(4,326)
Itron, Inc.*	(2,030)	(4,852)
Bank of the Ozarks, Inc.	(944)	(6,970)
Motorola Solutions, Inc.	(1,658)	(7,394)
Stillwater Mining Co.*	(6,519)	(8,567)
Martin Marietta Materials, Inc.	(581)	(9,830)
Under Armour, Inc. — Class A*	(570)	(13,260)
Con-way, Inc.	(12,729)	(15,623)
Total Short Swap Holdings		168,011

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2015.
[3]	Total return is based on the return of the custom basket of short securities +/- financing at a variable rate.
[4]	Total return is based on the return of the custom basket of long securities +/- financing at a variable rate.
[5]	Rate indicated is the 7 day yield as of September 30, 2015.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedule of investments includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Series M (Macro Opportunities Series) may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuation of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

2. Financial Instruments and Derivatives
As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration - the use of an instrument to manage the interest rate risk of a portfolio.

Hedge - an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure - the use of an instrument to obtain exposure to a listed or other type of index.

Leverage - gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation - the use of an instrument to express a macro-economic and other investment views.

For Funds whose investment strategies involve consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Series E ( Total Return Bond Series)	Duration, Hedge	1,006
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure	343

Fund	Use	Average Notional
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure	$4,681,250

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and activity of options written for the period ended September 30, 2015:

Written Call Options

Fund	Use
Series E (Total Return Bond Series)	Duration, Hedge
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure

	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2014	–	$–	–	$–
Options Written	2,810	196,572	982	82,305
Options terminated in closing purchase transactions	–	–	–	–
Options expired	(2,358)	(184,386)	(726)	(56,614)
Options exercised	–	–	–	–
Balance at September 30, 2015	452	$12,186	256	$25,691

Written Put Options
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2014	–	$–	–	$–
Options Written	–	–	46	65,976
Options terminated in closing purchase transactions	–	–	(27)	(39,709)
Options expired	–	–	(14)	(10,282)
Options exercised	–	–	–	–
Balance at September 30, 2015	–	$–	5	$15,985

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is not guarantee that a Fund or underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. Custom basket swaps are computed in a similar manner, but the composition of the custom basket swap is not tied directly to a publically available index. As such, the constituents of the basket are available on the respective Fund’s Schedule of Investments. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps for the period ended September 30, 2015:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index Exposure	$189,452,552	$-
Series J (StylePlus—Mid Growth Series)	Index Exposure	132,168,261	-
Series M (Macro Opportunities Series)	Index Exposure, Speculation	1,817,764	-
Series X (StylePlus—Small Growth Series)	Index Exposure	22,320,326	-
Series Y (StylePlus—Large Growth Series)	Index Exposure	29,653,256	-
Series Z (Alpha Opportunity Series)	Hedge, Leverage	7,550,704	5,464,798

Interest rate swaps involve the exchange by a Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day's spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of interest rate swaps for the period ended September 30, 2015:

		Average Notional
Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Duration, Hedge	$2,611,250	$6,313,049

Currency swaps enable a Fund to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Fund may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps for the period ended September 30, 2015:

		Average Notional
Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Hedge	$715,414	–

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The following table represents the Funds’ use and volume of futures for the period ended September 30, 2015:

Fund	Use	Average Notional
Series A (StylePlus—Large Core Series)	Index Exposure	$713,669
Series J (StylePlus—Mid Growth Series)	Index Exposure	819,823
Series N (Managed Asset Allocation Series)	Index Exposure, Speculation	23,876,994
Series X (StylePlus—Small Growth Series)	Index Exposure, Leverage	544,293
Series Y (StylePlus—Large Growth Series)	Index Exposure, Leverage	762,296

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash-settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, a Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward currency exchange contracts for the period ended September 30, 2015:

		Average Settlement
Fund	Use	Purchased	Sold
Series P (High Yield Series)	Hedge	$6,838,283	$21,398

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015, see the Schedule of Investments for more details on the classification of securities:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus—Large Core Series)	$201,712,974	$–	$3,834,412	$–	$–	$205,547,386
Series B (Large Cap Value Series)	228,967,080	–	–	–	–	228,967,080
Series C (Money Market Series)	12,635,141	–	71,167,797	–	–	83,802,938
Series D (World Equity Income Series)	154,540,500	–	–	–	–	154,540,500
Series E (Total Return Bond Series)	15,507,333	–	95,270,567	–	2,101,830	112,879,730
Series F (Floating Rate Strategies Series)	10,069,767	–	44,576,823	–	810,083	55,456,673
Series J (StylePlus—Mid Growth Series)	140,621,012	–	2,910,591	164	–	143,531,767
Series M (Macro Opportunities Series)	13,192,749	1,621	22,025,199	40,868	253,446	35,513,883
Series N (Managed Asset Allocation Series)	50,223,216	86,962	–	1,915	–	50,312,093
Series O (All Cap Value Series)	119,874,862	–	–	–	–	119,874,862
Series P (High Yield Series)	1,198,432	–	69,908,675	5,753	6,932,096	78,044,956
Series Q (Small Cap Value Series)	87,869,546	–	–	–	307	87,869,853
Series V (Mid Cap Value Series)	213,676,876	–	–	–	811	213,677,687
Series X (StylePlus—Small Growth Series)	33,242,798	–	725,721	–	–	33,968,519
Series Y (StylePlus—Large Growth Series)	33,610,037	–	725,720	91	–	34,335,848
Series Z (Alpha Opportunity Series)	11,921,266	–	–	161,307	–	12,082,573
Liabilities
Series A (StylePlus—Large Core Series)	$–	$6,295	$–	$4,483,226	$–	$4,489,521
Series E (Total Return Bond Series)	18,080	–	–	–	–	18,080
Series J (StylePlus—Mid Growth Series)	–	1,324	–	–	–	1,324
Series M (Macro Opportunities Series)	45,356	–	–	167,848	–	213,204
Series N (Managed Asset Allocation Series)	–	285,340	–	3,348	–	288,688
Series P (High Yield Series)	–	–	–	28,172	–	28,172
Series X (StylePlus—Small Growth Series)	–	50,402	–	–	–	50,402
Series Y (StylePlus—Large Growth Series)	–	19,934	–		–	19,934
Series Z (Alpha Opportunity Series)	2,977,644	–	–	232,248	–	3,209,892

*	Other financial instruments may include futures contracts, forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 09/30/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Series E (Total Return Bond Series)	Corporate Bonds	$712,067	Option Adjusted Spread off multiple month end broker marks over the 3 month LIBOR	Indicative Quote
		575,258	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	1,287,325
	Preferred Stock	550,236	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	264,269	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Senior Floating Rate Interests	810,083	Monthly Model Priced	Purchase Price

Series M (Macro Opportunities Series)	Corporate Bonds	205,547	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Options Purchased	47,899	Monthly Model Priced	Purchase Price

Series P (High Yield Series)	Senior Floating Rate Interests	4,288,646	Monthly Model Priced	Purchase Price
		337,838	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	4,626,484
	Corporate Bonds	1,747,122	Monthly Model Priced	Purchase Price
		435,438	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	2,182,560
	Senior Fixed Rate Interests	104,551	Monthly Model Priced	Purchase Price
	Preferred Stock	18,397	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of September 30, 2015, Series P (High-Yield Series) had securities with a total of $447,703 transfer out of Level 3, a total of $62,287 transfer from Level 2 to Level 3 and a total of $2,158,964 transfer from Level 1 to Level 2 due to changes in the securities valuation method. There were not other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Mortgage-Backed	Preferred	Corporate
	Securities	Stocks	Bond	Total
Series E (Total Return Bond Series)
Assets:
Beginning Balance	$1,234,897	$666,000	$1,995,917	$3,896,814
Purchases	-	-	507,844	507,844
Sales, maturities and paydowns	(2,456)	-	(941,480)	(943,936)
Total realized gains or losses included in earnings	-	-	(1,570)	(1,570)
Total change in unrealized gains or losses included in earnings	10,728	(115,764)	(21,436)	(126,472)
Transfers to Level 3	-	-	-	-
Transfers out of Level 3	(978,900)	-	(251,950)	(1,230,850)
Ending Balance	$264,269	$550,236	$1,287,325	$2,101,830
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$27,412	$(115,764)	$(23,304)	$(111,656)

	Senior Floating	Corporate
	Rate Interests	Bond	Total
Series F ( Floating Rate Strategies Series)
Assets:
Beginning Balance	$798,535	$-	$798,535
Purchases	21,257	-	21,257
Sales, maturities and paydowns	(11,229)	-	(11,229)
Total realized gains or losses included in earnings	-	-	-
Total change in unrealized gains or losses included in earnings	1,520	-	1,520
Transfers to Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance	$810,083	$-	$810,083
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$(145)	$-	$(145)

	Senior Floating	Senior Fixed	Common	Preferred	Corporate
	Rate Interests	Rate Interests	Stocks	Stocks	Bond	Total
Series P ( High Yield Series)
Assets:
Beginning Balance	$4,010,844	$-	$54	$-	$1,510,515	$5,521,413
Purchases	1,193,447	104,047	-	-	1,131,698	2,429,192
Sales, maturities and paydowns	(31,322)	-	-	-	(12,188)	(43,510)
Total realized gains or losses included in earnings	-	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(98,782)	504	(34,765)	(9,075)	(447,465)	(589,583)
Transfers to Level 3	-	-	34,815	27,472	-	62,287
Transfers out of Level 3	(447,703)	-	-	-	-	(447,703)
Ending Balance	$4,626,484	$104,551	$104	$18,397	$2,182,560	$6,932,096
Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015	$23,790	$927	$(34,764)	$(9,076)	$(457,083)	$(476,206)

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

5. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Series E (Total Return Bond Series)	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	$150,000	$150,000
	Customers Bank
	6.13% due 06/26/29	06/24/14	400,000	404,000
			550,000	554,000
Series M (Macro Opportunities Series)	Customers Bank
	6.13% due 06/26/29	06/24/14	150,000	151,500

Series P (High Yield Series)	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/12/15	110,509	36,484
	IronGate Energy Serives LLC
	11.% due 07/01/18	07/10/13	147,845	98,425
			258,354	393,263

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

6. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus-Large Core Series)	$206,863,407	$1,180,308	$(2,496,328)	$(1,316,020)
Series B (Large Cap Value Series)	210,474,977	38,852,860	(20,360,757)	18,492,103
Series C (Money Market Series)	83,797,810	5,161	(33)	5,128
Series D (World Equity Income Series)	165,204,104	4,438,668	(15,102,272)	(10,663,604)
Series E (Total Return Bond Series)	115,045,998	1,558,678	(3,724,946)	(2,166,268)
Series F (Floating Rate Strategies Series)	56,506,554	147,607	(1,197,488)	(1,049,881)
Series J (StylePlus-Mid Growth Series)	145,381,402	595,943	(2,445,742)	(1,849,799)
Series M (Macro Opportunities Series)	35,875,432	227,553	(708,645)	(481,092)
Series N (Managed Asset Allocation Series)	44,923,749	5,703,869	(404,403)	5,299,466
Series O (All Cap Value Series)	109,751,376	20,259,124	(10,135,639)	10,123,485
Series P (High Yield Series)	87,192,259	499,249	(9,652,305)	(9,153,056)
Series Q (Small Cap Value Series)	89,842,028	10,269,425	(12,241,599)	(1,972,174)
Series V (Mid Cap Value Series)	211,659,793	27,222,506	(25,204,612)	2,017,894
Series X (StylePlus-Small Growth Series)	34,556,008	226,077	(813,566)	(587,489)
Series Y (StylePlus-Large Growth Series)	34,388,204	233,263	(285,710)	(52,447)
Series Z (Alpha Opportunity Series)	12,642,637	129,179	(850,550)	(721,371)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	November 30, 2015

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 30, 2015

*	Print the name and title of each signing officer under his or her signature.